ADVISERS INVESTMENT TRUST
Vontobel Global Emerging Markets Equity Institutional Fund
Vontobel International Equity Institutional Fund
Vontobel Global Equity Institutional Fund

50 South LaSalle Street
Chicago, Illinois 60603
January 22, 2019
Dear Shareholder:
A special joint meeting of shareholders (the “Meeting”) of Vontobel Global Emerging Markets Equity Institutional Fund (“Vontobel Emerging Markets”), Vontobel International Equity Institutional Fund (“Vontobel International Equity”) and Vontobel Global Equity Institutional Fund (“Vontobel Global Equity”) (together, the “Vontobel Funds”), each a series of Advisers Investment Trust, has been scheduled for 9:00 a.m. Central Time, on March 11, 2019, at the offices of The Northern Trust Company at 50 South LaSalle Street, Chicago, Illinois 60603.
The purpose of the Meeting is to seek shareholder approval of an Agreement and Plan of Reorganization (the “Plan”) under which Vontobel Emerging Markets, Vontobel International Equity and Vontobel Global Equity will be merged into Virtus Vontobel Emerging Markets Opportunities Fund (“Virtus Emerging Markets”), Virtus Vontobel Foreign Opportunities Fund (“Virtus Foreign Opportunities”), and Virtus Vontobel Global Opportunities Fund (“Virtus Global Opportunities”) (together, the “Virtus Funds”), respectively, each a corresponding series of Virtus Opportunities Trust (the “Reorganizations”).
Vontobel Asset Management, Inc. (“Vontobel”), the investment adviser to the Vontobel Funds and subadviser to the Virtus Funds, has determined that the Vontobel Funds were unlikely to reach adequate scale to deliver better value to their shareholders in a reasonable time. In connection with Vontobel’s determination, Virtus Investment Advisers, Inc. (“VIA”), the investment adviser to the Virtus Funds, agreed to acquire and take over management of the assets of the Vontobel Funds by merging them into the existing corresponding Virtus Funds, subject to approval by the Vontobel Funds shareholders, while Vontobel would remain as the subadviser. Following the mergers, the current investment professionals of Vontobel will continue to manage the investments of the Virtus Funds. The Reorganizations are expected to close in March 2019, subject to approval by the Vontobel Funds shareholders and receipt of any necessary regulatory approvals.

If shareholders of the Vontobel Funds approve the Plan described in the accompanying materials and the other closing conditions are met, they will become shareholders of the corresponding Virtus Funds. The investment objectives of the Virtus Funds are identical or substantially similar to those of the corresponding Vontobel Fund. VIA is the investment adviser to the Virtus Funds, while Vontobel, the Vontobel Funds’ current investment adviser, will remain as the subadviser to each Virtus Fund. The Vontobel Funds’ current portfolio manager will remain as part of the investment team of portfolio managers that manages each Virtus Fund.
Each Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), for U.S. federal income tax purposes. Accordingly, it is expected that each Vontobel Fund and its shareholders will not recognize gain or loss for federal income tax purposes as a direct result of the Reorganization, as described in more detail in the prospectus/proxy statement.
No sales charges (including contingent deferred sales charges) will be imposed on Vontobel Fund shareholders as a result of a Reorganization. It is expected that, following the proposed Reorganizations, the net total operating expenses associated with investing in the Virtus Funds after contractual expense waivers will be the same as the net expenses associated with investing in the Vontobel Funds after contractual expense waivers, for a two-year period from the date of the Reorganization, as described in detail in the combined prospectus/proxy statement. The expense limitation agreement may be discontinued at any time after the two-year contractual period.
The Board of Trustees of Advisers Investment Trust (the “Board”) believes that each Reorganization is in the best interests of the shareholders of the applicable Vontobel Funds and unanimously recommends that the shareholders of each Vontobel Fund vote in favor of the applicable Reorganization.
Detailed information about the proposed Reorganizations, including the reasons for the approval of the Plan by the Board, is contained in the combined prospectus/proxy statement.

Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. In addition to voting by mail you may also vote either by telephone or via the Internet, as follows:
To vote by telephone	To vote by Internet
(1) Read the prospectus/proxy statement and have the enclosed proxy card at hand.	(1) Read the prospectus/proxy statement and have the enclosed proxy card at hand.
(2) Call the toll-free number that appears on the enclosed proxy card.	(2) Go to the website that appears on the enclosed proxy card.
(3) Enter the control number set forth on the enclosed proxy card and follow the simple instructions.	(3) Enter the control number set forth on the enclosed proxy card and follow the simple instructions.
It is very important that you vote and that your voting instructions be received no later than 11:59 p.m. Eastern Time on March 10, 2019, whether or not you plan to attend the Meeting in person. Whichever method you choose, please read the enclosed prospectus/proxy statement carefully before you vote.
Thank you for taking the time to consider these important proposals and for your continuing investment in Advisers Investment Trust. If you have any questions regarding the proposal to be voted on, please do not hesitate to call our proxy solicitor, Computershare, Inc., toll-free at 866-963-6125.
Sincerely,
Barbara J. Nelligan
President
Advisers Investment Trust

ADVISERS INVESTMENT TRUST
on behalf of Vontobel Global Emerging Markets Equity Institutional Fund
Vontobel International Equity Institutional Fund
Vontobel Global Equity Institutional Fund

50 South LaSalle Street
Chicago, Illinois 60603
1-866-252-5393
NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
SCHEDULED FOR MARCH 11, 2019
NOTICE IS HEREBY GIVEN that a special joint meeting of the shareholders of Vontobel Global Emerging Markets Equity Institutional Fund, Vontobel International Equity Institutional Fund and Vontobel Global Equity Institutional Fund, each a series of Advisers Investment Trust, a Delaware statutory trust, will be held at the offices of The Northern Trust Company at 50 South LaSalle Street, Chicago, Illinois 60603, on March 11, 2019 at 9:00 a.m. Central Time and any adjournments thereof  (the “Meeting”). The Meeting will be held for the purpose of voting on the following proposals:
1.
Shareholders of Vontobel Global Emerging Markets Equity Institutional Fund (“Vontobel Emerging Markets”) only:   To consider and act upon an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the property and assets of Vontobel Emerging Markets, a series of Advisers Investment Trust, by Virtus Vontobel Emerging Markets Opportunities Fund (“Virtus Emerging Markets”), a series of Virtus Opportunities Trust, in exchange solely for shares of Virtus Emerging Markets and the assumption by Virtus Emerging Markets of all of the liabilities of Vontobel Emerging Markets. The Plan also provides for distribution of these shares of Virtus Emerging Markets to shareholders of Vontobel Emerging Markets in complete liquidation and subsequent termination of Vontobel Emerging Markets. A vote in favor of the Plan is a vote in favor of the liquidation and termination of Vontobel Emerging Markets.

2.
Shareholders of Vontobel International Equity Institutional Fund (“Vontobel International Equity”) only:   To consider and act upon a Plan providing for the acquisition of all of the property and assets of Vontobel International Equity, a series of Advisers Investment Trust, by Virtus Vontobel Foreign Opportunities Fund (“Virtus Foreign Opportunities”), a series of Virtus Opportunities Trust, in exchange solely for shares of Virtus Foreign Opportunities and the assumption by Virtus Foreign Opportunities of all of the liabilities of Vontobel International Equity. The Plan also provides for distribution of these shares of Virtus Foreign Opportunities to shareholders of Vontobel International Equity in complete liquidation and subsequent termination of Vontobel International Equity. A vote in favor of the Plan is a vote in favor of the liquidation and termination of Vontobel International Equity.
3.
Shareholders of Vontobel Global Equity Institutional Fund (“Vontobel Global Equity”) only:    To consider and act upon a Plan providing for the acquisition of all of the property and assets of Vontobel Global Equity, a series of Advisers Investment Trust, by Virtus Vontobel Global Opportunities Fund (“Virtus Global Opportunities”), a series of Virtus Opportunities Trust, in exchange solely for shares of Virtus Global Opportunities and the assumption by Virtus Global Opportunities of all of the liabilities of Vontobel Global Equity. The Plan also provides for distribution of these shares of Virtus Global Opportunities to shareholders of Vontobel Global Equity in complete liquidation and subsequent termination of Vontobel Global Equity. A vote in favor of the Plan is a vote in favor of the liquidation and termination of Vontobel Global Equity.

4.
To transact any other business that may properly come before the Meeting.

The Board of Trustees of Advisers Investment Trust has fixed the close of business on January 11, 2019 as the record date for determination of shareholders entitled to notice of and to vote at the Meeting.
Whether or not you plan to attend the Meeting in person, please vote your shares. As a convenience to our shareholders, you may now vote in any one of four ways:
•
Through the Internet — log on at the Internet address provided on the proxy card

•
By telephone — call the toll-free number listed on the proxy card

•
By mail — using the enclosed proxy card and postage paid envelope

•
In person — at the Meeting

We encourage you to vote by Internet or telephone; have your proxy card in hand and go to the Web site or call the number and follow the instructions given there. Use of Internet or telephone voting will reduce the time and cost associated with this proxy solicitation. Whichever method you choose, please read the enclosed Combined Prospectus/Proxy Statement carefully before you vote.

If you sign, date, and return the proxy card but give no voting instructions, your shares will be voted “FOR” the proposals described above.
By order of the Board of Trustees

Barbara J. Nelligan
President
Advisers Investment Trust
January 22, 2019
Important Notice Regarding the Availability of Proxy Materials for the Special Joint Meeting of Shareholders to be Held on March 11, 2019, or any adjournment or postponement thereof.   This Notice and the attached Combined Prospectus/Proxy Statement are available on the internet at www.proxy-direct.com/von-30403. On this webpage, you will be able to access the Notice, the Combined Prospectus/Proxy Statement, any accompanying materials, and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.
SHAREHOLDERS ARE REQUESTED TO VOTE BY INTERNET OR BY TELEPHONE OR TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY WITH RESPECT TO INTERNET OR TELEPHONE VOTING ARE SET FORTH ON THE PROXY CARD. INSTRUCTIONS FOR SIGNING PROXY CARDS IF MAILING IMMEDIATELY FOLLOW THIS NOTICE. IT IS IMPORTANT THAT THE PROXY BE VOTED PROMPTLY.

INSTRUCTIONS FOR SIGNING PROXY CARDS
The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.
1. Individual Accounts:   Sign your name exactly as it appears in the registration on the voting instructions form.
2. Joint Accounts:   Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.
3. All Other Accounts:   The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:
Registration	Valid Signature
Corporate Accounts
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe
Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

Q & A FOR SHAREHOLDERS
While we recommend that you read the enclosed Prospectus/Proxy Statement, the following questions and answers provide a brief overview of the proposed reorganization that will be the subject of a shareholder vote.
Q.
What issue am I being asked to vote on at the upcoming special meeting on March 11, 2019?

A.
Shareholders are being asked to approve an Agreement and Plan of Reorganization (the “Plan”) under which Vontobel Global Emerging Markets Equity Institutional Fund (“Vontobel Emerging Markets”), Vontobel International Equity Institutional Fund (“Vontobel International Equity”) and Vontobel Global Equity Institutional Fund (“Vontobel Global Equity”) (together, the “Vontobel Funds”), each a series of Advisers Investment Trust, will be merged into Virtus Vontobel Emerging Markets Opportunities Fund (“Virtus Emerging Markets”), Virtus Vontobel Foreign Opportunities Fund (“Virtus Foreign Opportunities”), and Virtus Vontobel Global Opportunities Fund (“Virtus Global Opportunities”) (together, the “Virtus Funds”), respectively, each a corresponding series of Virtus Opportunities Trust (the “Reorganizations”).

Q.
Why did the Board of Trustees approve the Reorganizations?

A.
Vontobel Asset Management, Inc. (“Vontobel”), the investment adviser to the Vontobel Funds and subadviser to the Virtus Funds, has determined that the Vontobel Funds were unlikely to reach adequate scale to deliver better value to their shareholders in a reasonable time. In connection with Vontobel’s determination, Virtus Investment Advisers, Inc. (“VIA”), the investment adviser to the Virtus Funds, agreed to acquire and take over management of the assets of the Vontobel Funds by merging them into the existing Virtus Funds, subject to approval by the shareholders, while Vontobel would remain as the subadviser to the surviving funds. By approving the Reorganizations, shareholders of the Vontobel Funds will have the opportunity to continue their investment in the corresponding Virtus Funds through a tax-free reorganization of each Vontobel Fund into the corresponding Virtus Fund. The investments of the Virtus Funds are also managed by Vontobel as the investment subadviser, and they have identical or substantially similar investment objectives and substantially similar principal investment strategies to those of the Vontobel Funds. The Vontobel Funds’ current portfolio manager is also part of the investment team of portfolio managers that manages each Virtus Fund.

In addition, shareholders of the Vontobel Funds would gain access to the Virtus family of mutual funds, a large and diverse family of mutual
i

funds managed by VIA and its affiliates, which offers a broad range of equity, fixed-income, alternative and other investment options. The Reorganizations may benefit shareholders of the Vontobel Funds by providing them with funds that have access to Virtus’ large distribution platform, which could provide potential asset growth opportunities that, if realized, may result in greater efficiencies and economies of scale.
Please refer to “Summary — Reorganization — Why is the Reorganization being proposed?” and “Information About the Reorganization — Board Considerations” in the Proxy Statement/Prospectus for additional information regarding the reasons for the Reorganization.
Q.
What will happen to my existing shares?

A.
The Vontobel Funds issue Class I shares, while the Virtus Funds issues Class A, Class C, Class I and Class R6 shares. Your Class I shares of the applicable Vontobel Fund will be exchanged for Class R6 shares of the corresponding Virtus Fund in connection with the Reorganizations. You will not pay any sales charges in connection with the applicable Reorganization. The shares of the Virtus Fund that you receive following a Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of the corresponding Vontobel Fund immediately prior to the Reorganization so that the value of your investment will be exactly the same immediately before and immediately after each Reorganization.

Q.
Will Fund expenses increase as a result of the Reorganizations?

A.
No, it is anticipated that the Reorganizations will result in better operating efficiencies, and that upon the reorganization of each Vontobel Fund into the corresponding Virtus Fund, operating efficiencies may be achieved by the Virtus Funds because they will have a greater level of assets. The Virtus Funds have higher investment management fees but lower gross fund operating expenses, and their net fund operating expenses are expected to stay the same as or decrease from those of the Vontobel Funds as a result of the Reorganizations.

Vontobel Emerging Markets’ management fee and gross annual operating expenses for Class I shares as of September 30, 2018 were 0.80% and 2.16%, respectively, while Virtus Emerging Markets’ management fee and gross annual operating expenses for Class R6 shares as of September 30, 2018 were 0.96% and 1.15%, respectively. Vontobel contractually agreed to waive fees and reimburse expenses (excluding brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) of Vontobel Emerging Markets so that expenses do not exceed 0.98% for Class I Shares until January 28, 2019. As of January 28, 2019, VIA will contractually agree to limit total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) to 0.98% for Class R6 shares for Virtus Emerging Markets through March 31, 2021. Following the contractual period, VIA may discontinue these expense reimbursement arrangements at any time.
Vontobel International Equity’s management fee and gross annual operating expenses for Class I shares as of September 30, 2018 were 0.75% and 1.69%, respectively, while Virtus Foreign Opportunities’ management fee and gross annual operating expenses for Class R6 shares as of September 30, 2018 were 0.85% and 1.03%, respectively. Vontobel contractually agreed to waive fees and reimburse expenses (excluding brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) of Vontobel International Equity so that expenses do not exceed 0.95% for Class I Shares until January 28, 2019. VIA has also contractually agreed, effective as of December 1, 2018, to limit total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of Virtus Foreign Opportunities so that such expenses do not exceed 0.99% for Class R6 Shares through January 31, 2020. As of January 28, 2019, VIA will contractually agree to limit total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) to 0.95% for Class R6 shares for Virtus Foreign Opportunities through March 31, 2021. Following the contractual period, VIA may discontinue these expense reimbursement arrangements at any time.
Vontobel Global Equity’s management fee and gross annual operating expenses for Class I shares as of September 30, 2018 were 0.70% and 1.43%, respectively, while Virtus Global Opportunities’ management fee and gross annual operating expenses for Class R6 shares as of September 30, 2018 were 0.85% and 1.11%, respectively. Vontobel contractually agreed to waive fees and reimburse expenses (excluding brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) of Vontobel Global Equity so that expenses do not exceed 0.90% for Class I Shares until January 28, 2019. VIA has also contractually agreed, effective as of December 1, 2018, to limit total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of Virtus Global Opportunities so that such expenses do not exceed 1.06% for Class R6 Shares through January 31, 2020. As of January 28, 2019, VIA will contractually agree to limit total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) to 0.90% for Class R6 shares for Virtus Global Opportunities through March 31, 2021. Following the contractual period, VIA may discontinue these expense reimbursement arrangements at any time.
The section of the Proxy Statement/Prospectus entitled “Summary — How do the Funds’ fees and expenses compare?” compares the fees and expenses of the Funds in detail and the section entitled “Summary — Who will be the Adviser and Subadviser of my Fund after the Reorganization? Who will manage my Fund after the

Reorganization? — Advisory Fees” provides additional information regarding the expense limitation agreement.
Q.
Are there differences between the investment objectives and investment strategies of the Vontobel Funds and the Virtus Funds?

A.
The Vontobel Funds have identical or substantially similar investment objectives and substantially similar investment strategies as the Virtus Funds. However, there are some differences in Vontobel Global Equity and Virtus Global Opportunities. Under normal circumstances, Vontobel Global Equity will invest at least 80% of its assets in equity securities, and it will invest at least 40% of its assets in countries other than the U.S. and in a minimum of three foreign countries or, if conditions are not favorable, at least 30% of its assets outside the U.S., while Virtus Global Opportunities does not have such restrictions.

The section of the Proxy Statement/Prospectus entitled “Information about the Reorganization — Investment Objectives and Principal Investment Strategies” describes the investment objective and principal investment strategies of each Fund.
Q.
Will I incur any transaction costs as a result of the Reorganizations?

A.
No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganizations.

Q.
What is the timetable for the Reorganizations?

A.
If approved by shareholders of record at the Meeting, the Reorganizations are expected to occur on or about March 22, 2019.

Q.
Will the Reorganizations create a taxable event for me?

A.
No. Each Reorganization is expected to be a tax-free transaction for federal income tax purposes. Before or at the completion of the Reorganizations, the Funds will have received an opinion from the law firm of Sullivan & Worcester LLP that, for federal income tax purposes, each Reorganization contemplated by the Plan should qualify as a tax-free reorganization.

The section of the Proxy Statement/Prospectus entitled “Information About the Reorganization — Federal Income Tax Consequences” provides additional information regarding the federal income tax consequences of the Reorganizations.
Q.
What happens if a Reorganization is not approved?

A.
If shareholders of a Vontobel Fund do not approve the Plan, the Reorganization of that Fund will not take effect and the Board of

v

Trustees of Advisers Investment Trust will consider other possible courses of action in the best interests of the Vontobel Fund and its shareholders, including reorganizing the Vontobel Fund into another mutual fund or liquidating the Vontobel Fund.
Q.
Has the Board of Trustees approved the proposal?

A.
Yes. The Board unanimously approved the Reorganizations as set forth in the Plan and recommends that you vote FOR the Plan.

Q.
Who will pay for the legal costs and proxy solicitation associated with the proposal?

A.
All of the expenses incurred in connection with the Reorganizations (including the cost of any proxy soliciting agent) will be borne by Vontobel or one of its affiliates. No portion of these expenses will be borne directly or indirectly by the Vontobel Funds, the Virtus Funds or their shareholders.

Q.
How do I vote my shares?

A.
If you do not expect to attend the Meeting, you may vote by telephone by calling the toll-free number on the proxy card or by computer at the Internet address provided on the proxy card and following the instructions, using your proxy card as a guide. Alternatively, you may vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage-paid envelope. You may also vote your shares by attending the Meeting. It is important that you vote promptly.

Q.
Will anyone contact me?

A.
You may receive a call from our proxy solicitor, Computershare, Inc. (“Computershare”), to verify that you received your proxy materials, to answer any questions you may have about the proposals and to encourage you to vote.

Q.
Whom should I call for additional information about this Prospectus/Proxy Statement?

A.
Please contact Computershare at 866-963-6125. As the Meeting date approaches, certain shareholders of the Vontobel Funds may receive telephone calls from representatives of Computershare and the Vontobel Funds if their votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases in which a telephonic proxy is solicited, the Computershare representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Computershare representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Computershare, then the Computershare representative has the responsibility to explain the process, read the proposal listed on the proxy card and ask for the shareholder’s instructions on the proposal.
In order to avoid delay and additional expense, and to assure that your shares are represented, please vote as promptly as possible, regardless of whether you plan to attend the Meeting. You may vote by telephone, over the Internet, or by mail. To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide. To vote over the Internet, go to the Internet address provided on your proxy card and follow the instructions, using your proxy card as a guide. To vote by mail, please mark, sign, date, and mail the enclosed proxy card. No postage is required if you use the accompanying envelope to mail the proxy card in the United States.

ACQUISITION OF ASSETS OF

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND
VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

each a series of
Advisers Investment Trust
50 South LaSalle Street
Chicago, Illinois 60603
1-866-252-5393

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS VONTOBEL EMERGING MARKETS
OPPORTUNITIES FUND
VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND

each a series of
Virtus Opportunities Trust
c/o VP Distributors, LLC
101 Munson Street
Greenfield, Massachusetts 01301
800-243-1574

COMBINED PROSPECTUS/PROXY STATEMENT

DATED JANUARY 22, 2019
This Combined Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”) is being furnished in connection with an Agreement and Plan of Reorganization (the “Plan”) which will be submitted to the applicable shareholders of Vontobel Global Emerging Markets Equity Institutional Fund (“Vontobel Emerging Markets”), Vontobel International Equity Institutional Fund (“Vontobel International Equity”) and Vontobel Global Equity Institutional Fund (“Vontobel Global Equity”) (together, the “Vontobel Funds”), each a series of Advisers Investment Trust (the “Selling Trust”), for consideration at a Special Joint Meeting of Shareholders to be held on March 11, 2019 at 9:00 a.m. Central Time at the offices of The Northern Trust Company at 50 South LaSalle Street, Chicago, Illinois 60603, and any adjournments thereof  (the “Meeting”).

GENERAL
Subject to the approval of the Vontobel Funds’ shareholders, the Board of Trustees of the Selling Trust has approved the proposed reorganizations of the Vontobel Funds, as described in the following table, of Vontobel Emerging Markets, Vontobel International Equity and Vontobel Global Equity into Virtus Vontobel Emerging Markets Opportunities Fund (“Virtus Emerging Markets”), Virtus Vontobel Foreign Opportunities Fund (“Virtus Foreign Opportunities”), and Virtus Vontobel Global Opportunities Fund (“Virtus Global Opportunities”) (together, the “Virtus Funds”), respectively, each a corresponding series of Virtus Opportunities Trust (the “Acquiring Trust”).
Proposal	Selling Trust Fund	Acquiring Trust Fund	To be voted on by Shareholders of:
1	Vontobel Emerging Markets	Virtus Emerging Markets	Vontobel Emerging Markets
2	Vontobel International Equity	Virtus Foreign Opportunities	Vontobel International Equity
3	Vontobel Global Equity	Virtus Global Opportunities	Vontobel Global Equity
The Vontobel Funds and the Virtus Funds are sometimes referred to in this Prospectus/Proxy Statement individually as a “Fund” and collectively as the “Funds.”
In the reorganizations, all of the assets of each Vontobel Fund will be acquired by the corresponding Virtus Fund in exchange for Class R6 shares of that Virtus Fund and the assumption by that Virtus Fund of the liabilities of the applicable Vontobel Fund (individually a “Reorganization” and collectively the “Reorganizations”). If a Reorganization is approved, Class R6 shares of the applicable Virtus Fund will be distributed to each shareholder of the corresponding Vontobel Fund in liquidation of that Vontobel Fund, and that Vontobel Fund will be terminated as a series of the Selling Trust. You will then hold that number of full and fractional shares of the applicable Virtus Fund which have an aggregate net asset value equal to the aggregate net asset value of your shares of the corresponding Vontobel Fund.

Each Vontobel Fund is a separate diversified series of the Selling Trust, a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Virtus Fund is a separate diversified series of the Acquiring Trust, a Delaware statutory trust, which is also an open-end management investment company registered under the 1940 Act. The investment objective of each Vontobel Fund is identical or substantially similar to that of the corresponding Virtus Fund, as follows:
Vontobel Fund	Investment Objective	Virtus Fund	Investment Objective
Vontobel Emerging Markets	Capital appreciation.	Virtus Emerging Markets	Capital appreciation.
Vontobel International Equity	Long-term capital appreciation.	Virtus Foreign Opportunities	Long-term capital appreciation.
Vontobel Global Equity	Long-term capital appreciation.	Virtus Global Opportunities	Capital appreciation.
The investment strategies for the Virtus Funds are substantially similar to those for the corresponding Vontobel Funds, and any differences in the Funds are discussed below in the Prospectus/Proxy Statement in the section “How do the Funds’ investment objectives and principal investment strategies compare?”
Vontobel Asset Management, Inc. (“Vontobel” or the “Subadviser”) serves as the investment adviser for each of the Vontobel Funds, while Virtus Investment Advisers, Inc. (“VIA” or the “Adviser”) serves as the investment adviser and Vontobel serves as the investment subadviser for each of the Virtus Funds.

This Prospectus/Proxy Statement explains concisely the information about the Virtus Funds that you should know before voting on the Plan. Please read it carefully and keep it for future reference. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Vontobel Funds on or about January 24, 2019. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):
Information about Vontobel Funds:	How to Obtain this Information:
Prospectus of the Selling Trust relating to the Vontobel Funds, dated January 28, 2018, as supplemented
Statement of Additional Information of the Selling Trust relating to the Vontobel Funds, dated January 28, 2018, as supplemented
Annual Report of the Selling Trust relating to the Vontobel Funds for the fiscal year ended September 30, 2018
Copies are available upon request and without charge if you: • Write to Vontobel Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766; or • Call 866-252-5393 toll-free.
Information about the Virtus Funds:	How to Obtain this Information:
Prospectus of the Acquiring Trust relating to the Virtus Funds, dated January 29, 2018, as supplemented, the Summary Prospectus of which accompanies this Prospectus/Proxy Statement
Statement of Additional Information of the Acquiring Trust relating to the Virtus Funds, dated January 29, 2018, as supplemented
Annual Report of the Acquiring Trust relating to the Virtus Funds for the fiscal year ended September 30, 2018

Copies are available upon request and without charge if you:
•
Visit www.virtus.com on the Internet;

•
Write to VP Distributors, LLC One Financial Plaza
Hartford, CT 06103; or

•
Call 800-243-1574 toll-free.

Information about the Reorganizations:	How to Obtain this Information:
Statement of Additional Information dated January 22, 2019, which relates to this Prospectus/Proxy Statement and the Reorganizations	Copies are available upon request and without charge if you: • Write to VP Distributors, LLC One Financial Plaza Hartford, CT 06103; or • Call 800-243-1574 toll-free.
You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549. Information on the operation of the Public Reference Branch may be obtained by calling (202) 551-8090.
Information relating to the Vontobel Funds contained in the Prospectus of the Selling Trust dated January 28, 2018, as supplemented, (SEC File No. 811-22538; 333-173080) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) Information relating to the Virtus Funds contained in the Prospectus of the Acquiring Trust dated January 29, 2018, as supplemented, (SEC File No. 811-07455; 033-65137) also is incorporated by reference in this document. The Statement of Additional Information dated January 22, 2019 relating to this Prospectus/Proxy Statement and the Reorganizations, which includes the financial statements of the Selling Trust relating to the Vontobel Funds for the fiscal year ended September 30, 2018, and financial statements of the Acquiring Trust relating to the Virtus Funds for the fiscal year ended September 30, 2018, and the pro forma financial information related to Virtus Global Opportunities for the twelve-month period ended September 30, 2018, is incorporated by reference in its entirety in this document.
The Securities and Exchange Commission has not determined that the information in this Prospectus/PROXY Statement is accurate or adequate, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a criminal offense.

An investment in the Virtus Funds:
•
is not a deposit of, or guaranteed by, any bank

•
is not insured by the FDIC, the Federal Reserve Board or any other government agency

•
is not endorsed by any bank or government agency

•
involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY
THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATIONS. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATIONS, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY STATEMENT
AND THE EXHIBIT.
This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information relating to the Funds and the form of the Plan, which is attached to this Prospectus/Proxy Statement as Exhibit A.
Why are the Reorganizations being proposed?
Vontobel, as the investment adviser to the Vontobel Funds, determined that the Vontobel Funds were unlikely to reach significant scale to deliver better value to their shareholders in a reasonable time. In connection with Vontobel’s determination, VIA agreed to acquire and take over management of the assets of the Vontobel Funds by merging them into the existing Virtus Funds, subject to approval by the shareholders, while Vontobel would remain as the subadviser. The proposed Reorganizations will allow shareholders of each Vontobel Fund to own a fund that is similar in style and with a greater amount of combined assets after the Reorganization. The Vontobel Funds have identical or substantially similar investment objectives and substantially similar investment strategies as the Virtus Funds. The Virtus Funds currently also have lower gross fund operating expenses than the Vontobel Funds, and VIA, as adviser to the Virtus Funds, has contractually agreed to limit total operating expenses for the Virtus Funds through March 31, 2021, at the current net fund operating expense level for the Vontobel Funds after fee waivers and expense reimbursements. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limit in effect at the time of the waiver or reimbursement or at the time of recoupment. The Reorganization could create better efficiencies for the portfolio management team and perhaps lower expenses for the Virtus Funds as assets grow, which will benefit shareholders of the Vontobel Funds. Therefore, the Trustees of the Selling Trust believe that each Reorganization is in the best interests of the applicable Vontobel Fund’s shareholders.

What are the key features of the Reorganizations?
The Plan sets forth the key features of the Reorganizations. For a complete description of the Reorganizations, see Exhibit A. The Plan generally provides for the following:
•
the transfer in-kind of all of the assets of each Vontobel Fund to the corresponding Virtus Fund in exchange for Class R6 shares of that Virtus Fund;

•
the assumption by the corresponding Virtus Fund of all of the liabilities of the applicable Vontobel Fund;

•
the liquidation of each Vontobel Fund by distribution of Class R6 shares of the corresponding Virtus Fund to that Vontobel Fund’s shareholders; and

•
the structuring of each Reorganization in a manner intended to qualify as a tax-free reorganization for federal income tax purposes.

Subject to the required shareholder approval, each Reorganization is expected to be completed on or about March 22, 2019.
After the Reorganizations, what shares will I own?
If you own Class I shares of a Vontobel Fund, you will own Class R6 shares of the corresponding Virtus Fund. The new shares you receive will have the same total value as your shares of Vontobel Emerging Markets, Vontobel International Equity or Vontobel Global Equity, as the case may be, as of the close of business on the day immediately prior to the Reorganization.
How will the Reorganizations affect me?
It is anticipated that the Reorganizations will benefit you as follows, although no assurance can be given that the Reorganizations will result in any such benefits:
•
POTENTIAL COST SAVINGS:   While the management fee of each Vontobel Fund is currently lower than the management fee of the corresponding Virtus Fund, the total net operating expenses after contractual fee waivers and expense reimbursements of each Virtus Fund (Class R6 shares) through March 31, 2021 will be equal to those of the corresponding Vontobel Fund after fee waivers and expense reimbursements. Following the contractual period, VIA may discontinue the Virtus Funds’ expense reimbursement arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limit in effect at the time of the waiver or reimbursement or at the time of recoupment. Potential economies of scale that might result from a Reorganization could reduce the applicable Virtus Fund’s total operating expenses.
•
OPERATING EFFICIENCIES:   Upon a Reorganization, operating efficiencies may be achieved by the applicable Virtus Fund because it will have a greater level of assets. As of September 30, 2018, the Vontobel Funds’ and the Virtus Funds’ total net assets were as follows:

Vontobel Fund	Total Net Assets (Mil)
Vontobel Emerging Markets	$23.1
Vontobel International Equity	$34.6
Vontobel Global Equity	$53.1
Virtus Fund	Total Net Assets (Mil)
Virtus Emerging Markets	$7,293.5
Virtus Foreign Opportunities	$1,305.5
Virtus Global Opportunities	$217.6

After the Reorganization, the value of your shares will depend on the performance of the applicable Virtus Fund rather than that of the corresponding Vontobel Fund. The Board of Trustees of each of the Selling Trust and the Acquiring Trust believes that the Reorganizations will benefit both the Vontobel Funds and the Virtus Funds. The costs of the Reorganizations, including the costs of the Meeting, the proxy solicitations or any adjourned session, are estimated to be $87,000 and will be paid by Vontobel or its affiliates.
Each Vontobel Fund pays dividends from net investment income on an annual basis and distributes net realized capital gains, if any, at least annually, while each Virtus Fund pays dividends from net investment income on a semiannual basis and distributes net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class R6 shares of the applicable Virtus Fund or distributed in cash, in accordance with your election.

How do the Trustees recommend that I vote?
The Trustees of the Selling Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Disinterested Trustees”), have concluded that each Reorganization would be in the best interests of the shareholders of the applicable Vontobel Fund, and that the shareholders’ interests will not be diluted as a result of such Reorganization. Accordingly, the Trustees have submitted the Plan for approval by the shareholders of each Vontobel Fund.
THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PLAN AND THE REORGANIZATION APPLICABLE TO YOUR VONTOBEL FUND
The Trustees of the Acquiring Trust, including the Independent Trustees, have also approved the Plan on behalf of each Virtus Fund.
Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?
The Virtus Funds are part of the Virtus Mutual Funds. After each Reorganization, you will be able to purchase, redeem, and exchange shares of the applicable Virtus Fund in accordance with the policies of the Virtus Mutual Funds. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.
How do the Funds’ investment objectives and principal investment strategies compare?
The investment objective of each Vontobel Fund is identical or substantially similar to, and the investment strategies of each Vontobel Fund are substantially similar to, those of the corresponding Virtus Fund. The investment objective of each Fund is non-fundamental, which means that it may be changed by vote of the Trustees and without shareholder approval, upon 60 days notice to shareholders.

The following tables summarize a comparison of the Vontobel Funds and the Virtus Funds with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Funds.
Vontobel Emerging Markets and Virtus Emerging Markets
	Vontobel Emerging Markets	Virtus Emerging Markets
Investment Objective	Capital appreciation.	Capital appreciation.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of issuers located in emerging markets countries; such issuers may be of any capitalization. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, exchange traded funds (“ETFs”) and sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and real estate investment trusts (“REITs”).
The securities selected for inclusion in the Fund are those that in the opinion of the Adviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free

This fund offers investors exposure to emerging economies through well-established companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.
Under normal circumstances, the fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers located in emerging markets countries; such issuers may be of any capitalization. Equity-linked instruments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security; these securities are valued at

Vontobel Emerging Markets	Virtus Emerging Markets

cash flow. Free cash flow is the difference between operating cash flow and capital expenditures and represents the cash available to develop new products, make acquisitions, pay dividends and reduce debt. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles, although there is no guarantee that it will do so.
Emerging markets generally will include countries of every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Adviser primarily relies on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the “location” of an issuer. The Adviser will also consider as companies of an emerging markets country or countries certain issuers that are not actually domiciled in or do not have their principal place of business in an emerging markets country or countries, but that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in an emerging markets country or countries. This evaluation is market value for purposes of the fund’s requirement to invest 80% of its assets in emerging markets countries.
Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.
Temporary Defensive Strategy:   If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit,

Vontobel Emerging Markets	Virtus Emerging Markets

conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of a designated country or countries.
Temporary Defensive Strategy:   If the Adviser does not believe that market conditions are favorable to a Fund’s principal investment strategies, such Fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation occurs, a Fund may not achieve its investment objective.
bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.

Vontobel International Equity and Virtus Foreign Opportunities
	Vontobel International Equity	Virtus Foreign Opportunities
Investment Objective	Long-term capital appreciation.	Long-term capital appreciation.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of issuers outside the United States, including issuers in emerging markets countries. Shareholders will be given 60 days’ advance notice of any change to this policy. The Fund intends to diversify its investments among countries and normally seeks to have represented in the portfolio companies with business activities in a number of different countries. The Fund may invest in foreign companies of any size, including small and mid-capitalization companies, in order to achieve its objective.
Equity securities include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”). The Fund may invest in equity-linked securities — synthetic

This fund seeks to provide investors with access to high-quality international companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.
Under normal circumstances, at least 80% of the fund’s assets are invested in equity securities or equity-linked instruments of issuers located outside the United States, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries.
Temporary Defensive Strategy:   If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary

Vontobel International Equity	Virtus Foreign Opportunities

instruments that attempt to replicate ownership of an underlying equity security in foreign stock markets where non-resident shareholders are unable to own shares directly.
The Fund seeks to provide investors with access to high-quality international companies. The securities selected for inclusion in the Fund are those that in the opinion of the Adviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Free cash flow is the difference between operating cash flow and capital expenditures and represents the cash available to develop new products, make acquisitions, pay dividends and reduce debt. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles, although there is no guarantee that it will do so.
Temporary Defensive Strategy:   If the Adviser does not believe that market conditions are favorable to a Fund’s principal investment strategies, such Fund may take temporary defensive positions that are inconsistent with its defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.

Vontobel International Equity	Virtus Foreign Opportunities
principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation occurs, a Fund may not achieve its investment objective.
Vontobel Global Equity and Virtus Global Opportunities
	Vontobel Global Equity	Virtus Global Opportunities
Investment Objective	Long-term capital appreciation.	Capital appreciation.
Principal Investment Strategies	Under normal circumstances, the Fund invests in equity securities of issuers located throughout the world, including issuers in emerging markets countries and issuers in the United States. The Fund may invest without limit in foreign securities and can invest in any country. The Fund normally will invest in at least three countries with at least 40% of its assets invested in countries other than the U.S. and in a minimum of three foreign countries or, if conditions are not favorable, at least 30% of its assets outside the U.S. The Fund intends to diversify its investments among a number of different countries; however, the Fund is not required to allocate its investments in any
This fund seeks to provide investors with exposure to high-quality global companies. The securities selected for inclusion in the fund are those believed by the subadviser to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.
Under normal circumstances, the fund invests in equity securities or equity-linked instruments of issuers located throughout the world,

Vontobel Global Equity	Virtus Global Opportunities

set percentages in any particular countries. The Fund may invest in U.S and foreign companies of any size, including small and mid-capitalization companies.
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”).
This Fund seeks to provide investors with exposure to high-quality global companies. The securities selected for inclusion in the Fund are those that in the opinion of the Adviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Free cash flow is the difference between operating cash flow and including issuers in emerging markets countries and issuers in the United States. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries.
Temporary Defensive Strategy:   If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.

Vontobel Global Equity	Virtus Global Opportunities

capital expenditures and represents the cash available to develop new products, make acquisitions, pay dividends and reduce debt. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles, although there is no guarantee that it will do so.
Temporary Defensive Strategy:   If the Adviser does not believe that market conditions are favorable to a Fund’s principal investment strategies, such Fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation occurs, a Fund may not achieve its investment objective.

The principal risks of the Funds are similar. For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.
For a discussion of the Funds’ fundamental investment restrictions and limitations, please see Exhibit B attached hereto. The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Funds’ respective Prospectuses and Statements of Additional Information.

Although the Vontobel Funds and the Virtus Funds have identical or substantially similar investment objectives and substantially similar principal investment strategies, some of the securities held by the Vontobel Funds may be sold after the Reorganizations in order to comply with the investment practices of the corresponding Virtus Fund in connection with each Reorganization. For any such sales, the transaction costs will be borne by the applicable Virtus Fund. Such costs are ultimately borne by the surviving Fund’s shareholders. In addition, the disposition of assets acquired through a Reorganization by a Virtus Fund may result in taxable gains or losses on those assets, which will accrue to all of the surviving Fund’s shareholders.
In addition, the Acquiring Trust and VIA have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers, and (b) materially amend subadvisory agreements with such subadvisers. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
How do the Funds’ fees and expenses compare?
The Vontobel Funds offer one class of shares (Class I). The Virtus Funds offer four classes of shares (Class A, Class C, Class I and Class R6), but only the Virtus Funds’ Class R6 shares are involved in the Reorganizations. Vontobel Emerging Markets has also registered Class A and Class C shares, and the Virtus Funds have also registered Class T shares, but they are not currently available for purchase, so those share classes are not part of this Reorganization and are not discussed in this document. You will not pay any initial or deferred sales charge in connection with the Reorganization.
The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class I shares of the Vontobel Funds and Class R6 shares of the Virtus Funds. The information for “Virtus Emerging Markets (Pro Forma),” “Virtus Foreign Opportunities (Pro Forma)” and “Virtus Global Opportunities (Pro Forma)” shows you what fees and expenses are estimated to be assuming the Reorganizations takes place.
The amounts for the Class I shares of the Vontobel Funds and Class R6 shares of the Virtus Funds, set forth in the following tables and in the examples, are based on the expenses for the 12-month periods ended September 30, 2018. The amounts for Class R6 shares of Virtus Emerging

Markets (Pro Forma), Virtus Foreign Opportunities (Pro Forma) and Virtus Global Opportunities (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of the Virtus Funds would have been for the 12-month period ended September 30, 2018, assuming the Reorganization had taken place on October 1, 2017.
Vontobel Emerging Markets and Virtus Emerging Markets
Shareholder Fees (fees paid directly from your investment)
	Vontobel Emerging Markets Class I	Virtus Emerging Markets Class R6	Virtus Emerging Markets (Pro Forma) Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Vontobel Emerging Markets Class I	Virtus Emerging Markets Class R6	Virtus Emerging Markets (Pro Forma) Class R6
Management Fees	0.80%	0.96%	0.96%
Distribution and Shareholder Servicing (12b-1) Fees	None	None	None
Other Expenses	1.35%	0.19%(a)	0.19%
Acquired Fund Fees and Expenses	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses	2.16%	1.15%	1.15%
Less: Fee Waiver and/or Expense Reimbursements	(1.17)%(b)	N/A	(0.17)%(c)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%(b)	N/A	0.98%(c)

Vontobel International Equity and Virtus Foreign Opportunities
Shareholder Fees (fees paid directly from your investment)
	Vontobel International Equity Class I	Virtus Foreign Opportunities Class R6	Virtus Foreign Opportunities (Pro Forma) Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Vontobel International Equity Class I	Virtus Foreign Opportunities Class R6	Virtus Foreign Opportunities (Pro Forma) Class R6
Management Fees	0.75%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	None	None	None
Other Expenses	0.93%	0.18%(a)	0.18%
Acquired Fund Fees and Expenses	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.69%	1.03%	1.03%
Less: Fee Waiver and/or Expense Reimbursements	(0.73%)(b)	(0.04%)(d)	(0.08%)(c)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.96%(b)	0.99%(d)	0.95%(c)
Vontobel Global Equity and Virtus Global Opportunities
Shareholder Fees (fees paid directly from your investment)
	Vontobel Global Equity Class I	Virtus Global Opportunities Class R6	Virtus Global Opportunities (Pro Forma) Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Vontobel Global Equity Class I	Virtus Global Opportunities Class R6	Virtus Global Opportunities (Pro Forma) Class R6
Management Fees	0.70%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	None	None	None
Other Expenses	0.73%	0.26%(a)	0.25%
Total Annual Fund Operating Expenses	1.43%	1.11%	1.10%
Less: Fee Waiver and/or Expense Reimbursements	(0.53%)(b)	(0.05%)(d)	(0.20%)(c)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%(b)	1.06%(d)	0.90%(c)

(a)
Restated to reflect certain contract and expense allocation changes.

(b)
Vontobel has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.98% for Class I Shares of Vontobel Emerging Markets, 0.95% for Class I Shares of Vontobel International Equity and 0.90% for Class I Shares of Vontobel Global Equity until January 28, 2019. If it becomes unnecessary for Vontobel to waive fees or make reimbursements, Vontobel may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.
(c)
VIA has contractually agreed, effective as of January 28, 2019, to limit each fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.98% for Class R6 Shares of Virtus Emerging Markets, 0.95% for Class R6 Shares of Virtus Foreign Opportunities and 0.90% for Class R6 Shares of Virtus Global Opportunities through March 31, 2021. This arrangement may be modified or discontinued prior to March 31, 2021 only with the approval of a fund’s Board of Trustees. Following the contractual period, VIA may discontinue these expense reimbursement arrangements at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limit in effect at the time of the waiver or reimbursement or at the time of recoupment.

(d)
VIA has contractually agreed, effective as of December 1, 2018, to limit the funds’ total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.99% for Class R6 Shares of Virtus Foreign Opportunities and 1.06% for Class R6 Shares of Virtus Global Opportunities through January 31, 2020. Following the contractual period, VIA may discontinue these expense reimbursement arrangements at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limit in effect at the time of the waiver or reimbursement or at the time of recoupment.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Vontobel Funds and the corresponding Virtus Funds and the Virtus Funds

(Pro Forma), assuming the applicable Reorganization takes place, with the cost of investing in other funds. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same and that the expense reimbursement agreements remain in place for the contractual periods indicated. The examples are for illustration only, and your actual costs may be higher or lower.
Examples of Fund Expenses
Vontobel Emerging Markets and Virtus Emerging Markets
	One Year	Three Years	Five Years	Ten Years
Vontobel Emerging Markets	$101	$563	$1,052	$2,401
Virtus Emerging Markets	$117	$365	$633	$1,398
Virtus Emerging Markets (Pro Forma)	$100	$330	$599	$1,364
Vontobel International Equity and Virtus Foreign Opportunities
	One Year	Three Years	Five Years	Ten Years
Vontobel International Equity	$98	$461	$849	$1,937
Virtus Foreign Opportunities	$101	$324	$565	$1,256
Virtus Foreign Opportunities (Pro Forma)	$97	$311	$552	$1,244
Vontobel Global Equity and Virtus Global Opportunities
	One Year	Three Years	Five Years	Ten Years
Vontobel Global Equity	$92	$400	$731	$1,667
Virtus Global Opportunities	$108	$348	$607	$1,347
Virtus Global Opportunities (Pro Forma)	$92	$309	$566	$1,301
You would pay the same expenses if you did not redeem your shares.

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year ended September 30, 2018, the Vontobel Funds and the Virtus Funds had the following portfolio turnover rates:
Vontobel Fund	Portfolio Turnover
Vontobel Emerging Markets	34%
Vontobel International Equity	38%
Vontobel Global Equity	41%
Virtus Fund	Portfolio Turnover
Virtus Emerging Markets	38%
Virtus Foreign Opportunities	39%
Virtus Global Opportunities	38%

How do the Funds’ performance records compare?
The following charts show how the shares of the Vontobel Funds and the Virtus Funds have performed in the past. Past performance, before and after taxes, is not an indication of future results.
Year-by-Year Total Return (%)
The charts below show the percentage gain or loss year to year over the life of each Fund since inception, for the Class I shares of the Vontobel Funds and Class R6 shares of Virtus Emerging Markets and Virtus Foreign Opportunities. Class R6 shares of Virtus Global Opportunities have only been offered since January 30, 2018, so the chart below reflects performance of Class I shares of Virtus Global Opportunities, which have higher expenses than those expected for the Class R6 shares.
These charts should give you a general idea of the risks of investing in each Fund by showing how each Fund’s return has varied from year to year. These charts include the effects of fund expenses. Performance reflects contractual fee waivers in effect for the Vontobel Funds. If fee waivers were not in place, performance would be reduced. Each Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges.

The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.
Vontobel Emerging Markets and Virtus Emerging Markets
Virtus Emerging Markets (the “Successor Fund”) is the successor of the Virtus Emerging Markets Opportunities Fund, a series of Virtus Insight Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 23, 2016. The Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the Successor Fund’s commencement date.
Vontobel Emerging Markets — Class I
Year-to-date performance (through September 30, 2018) is -10.22%
Virtus Emerging Markets — Class R6
Year-to-date performance (through September 30, 2018) is -10.36%

Vontobel International Equity and Virtus Foreign Opportunities
Vontobel International Equity — Class I
Year-to-date performance (through September 30, 2018) is -2.13%
Virtus Foreign Opportunities — Class R6
Year-to-date performance (through September 30, 2018) is -2.17%
Vontobel Global Equity and Virtus Global Opportunities
Vontobel Global Equity — Class I
Year-to-date performance (through September 30, 2018) is 4.62%

Virtus Global Opportunities — Class I
Year-to-date performance (through September 30, 2018) is 4.61%
Average Annual Total Return (for the period ended 12/31/2017)(1)
The next set of tables lists the average annual total return of the Class I shares of the Vontobel Funds and Class R6 shares of Virtus Emerging Markets and Virtus Foreign Opportunities, for the past one year and since inception (through December 31, 2017), and for Class I shares of Virtus Global Opportunities for the past one year, five years and since inception (through December 31, 2017). (Returns for Virtus Emerging Markets reflect the performance of the shares of the Predecessor Fund.) These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Vontobel Emerging Markets and Virtus Emerging Markets
Vontobel Emerging Markets	1 Year Ended 12/31/17	Since Inception 5/22/2013
Class I shares
Return Before Taxes	34.26%	3.50%
Return After Taxes on Distributions(1)	34.10%	3.29%
Return After Taxes on Distributions and Sale of Fund Shares(1)	19.74%	2.72%
Morgan Stanley Capital International (MSCI) Emerging Markets Index (net) (reflects no deduction for fees or expenses)	37.28%	4.68%
Virtus Emerging Markets	1 Year Ended 12/31/17	Since Inception 11/21/2014
Class R6 shares
Return Before Taxes	34.54%	5.83%
Return After Taxes on Distributions(1)	34.52%	5.74%
Return After Taxes on Distributions and Sale of Fund Shares(1)	20.01%	4.63%
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)	37.28%	7.39%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index that measures developed equity market performance in the global emerging markets. The index is calculated on a total-return basis with net dividends reinvested. The index is unmanaged and not available for direct investment. Index returns shown are net of withholding taxes.

Vontobel International Equity and Virtus Foreign Opportunities
Vontobel International Equity	1 Year Ended 12/31/17	Since Inception 1/2/2015
Class I shares
Return Before Taxes	32.18%	9.73%
Return After Taxes on Distributions(1)	31.59%	9.38%
Return After Taxes on Distributions and Sale of Fund Shares(1)	18.31%	7.52%
MSCI All Country World Index ex USA (net) (reflects no deduction for fees or expenses)	27.19%	8.05%
Virtus Foreign Opportunities	1 Year Ended 12/31/17	Since Inception 11/21/2014
Class R6 shares
Return Before Taxes	32.82%	8.37%
Return After Taxes on Distributions(1)	32.81%	8.23%
Return After Taxes on Distributions and Sale of Fund Shares(1)	18.91%	6.63%
MSCI EAFE® Index (net) (reflects no deduction for fees or expenses)	25.03%	6.86%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The MSCI ACWI ex US USA Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed and emerging markets, excluding the United States. The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. Each index is calculated on a total-return basis with net dividends reinvested. Each index is unmanaged and not available for direct investment. Index returns shown are net of withholding taxes.

Vontobel Global Equity and Virtus Global Opportunities
Vontobel Global Equity	1 Year Ended 12/31/17	Since Inception 1/2/2015
Class I shares
Return Before Taxes	29.76%	12.30%
Return After Taxes on Distributions(1)	28.70%	11.83%
Return After Taxes on Distributions and Sale of Fund Shares(1)	17.72%	9.59%
MSCI All Country World Index (net) (reflects no deduction for fees or expenses)	23.97%	9.42%
Virtus Global Opportunities	1 Year Ended 12/31/17	5 Years Ended 12/31/17	Since Inception 8/8/2012
Class I shares
Return Before Taxes	29.47%	11.96%	12.69%
Return After Taxes on Distributions(1)	27.75%	11.52%	12.26%
Return After Taxes on Distributions and Sale of Fund Shares(1)	18.08%	9.54%	10.20%
MSCI All Country World Index (net) (reflects no deduction for fees or expenses)	23.97%	10.80%	11.21%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total-return basis with net dividends reinvested. The index is unmanaged and not available for direct investment. Index returns shown are net of withholding taxes.

For a detailed discussion of the manner of calculating total return, please see the Funds’ Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.
Important information about each Virtus Fund is also contained in management’s discussion of the Virtus Fund’s performance, which appears in the most recent Annual Report of the Acquiring Trust relating to the Virtus Funds.
Who will be the Adviser and Subadviser of my Fund after the Reorganizations? What will the advisory and subadvisory fees be after the Reorganizations?
Management of the Funds
The overall management of the Vontobel Funds and the Virtus Funds is the responsibility of, and is supervised by, the respective Boards of Trustees of the Selling Trust and the Acquiring Trust.
Adviser
Virtus Investment Advisers, Inc. is the investment adviser for each Virtus Fund and is responsible for managing each Virtus Fund’s investment program and for the general operations of the Fund, including oversight of the Fund’s Subadviser and recommending its hiring, termination and replacement.
Facts about the Adviser:
•
The Adviser is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc.

•
The Adviser acts as the investment adviser for over 40 mutual funds and as adviser to institutional clients, with assets under management of approximately $31.7 billion as of September 30, 2018.

•
The Adviser is located at One Financial Plaza, Hartford, Connecticut 06103.

Subadviser
Vontobel Asset Management, Inc. is the investment adviser to the Vontobel Funds, and is the investment subadviser to each of the Virtus Funds. Pursuant to the Subadvisory Agreement with the Adviser, the Subadviser is responsible for the day-to-day management of each Virtus Fund’s portfolio.

Facts about the Subadviser:
•
The Subadviser is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland.

•
The Subadviser is located at 1540 Broadway, 38th Floor, New York, New York 10036.

•
The Subadviser has provided investment advisory services to mutual fund clients since 1990, and had approximately $32.5 billion in assets under management as of November 30, 2018.

The Acquiring Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers, and (b) materially amend subadvisory agreements with such subadvisers. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
Portfolio Management
The following individuals are responsible for the day-to-day management of the Virtus Funds’ portfolios.
Virtus Fund	Portfolio Managers
Virtus Emerging Markets	Brian Bandsma (since June 2016) Matthew Benkendorf (since March 2016) Jin Zhang, CFA (since June 2016)
Virtus Foreign Opportunities	Matthew Benkendorf (since March 2016) Daniel Kranson, CFA (since June 2016) David Souccar (since June 2016)
Virtus Global Opportunities	Matthew Benkendorf (since 2009) Ramiz Chelat (since June 2016)
Brian Bandsma.   Mr. Bandsma is an Executive Director and Portfolio Manager (since June 2016) of Vontobel. He serves as Deputy Portfolio Manager of Virtus Emerging Markets (since June 2016). He also serves as lead portfolio manager of the Vontobel Far East Equity Strategy (since

June 2016), and previously served as deputy portfolio manager of that strategy (2013 to June 2016). Mr. Bandsma joined Vontobel in 2002 as a senior research analyst and continues to maintain his research responsibilities, with a focus on the information technology, financial, telecom services and consumer discretionary sectors. He began his financial career in 1998.
Matthew Benkendorf.    Mr. Benkendorf is Chief Investment Officer of Vontobel. He serves as Lead Portfolio Manager of the Vontobel Funds, as well as Virtus Emerging Markets (since March 2016), Virtus Foreign Opportunities (since March 2016) and Virtus Global Opportunities (since March 2016) and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (2009 through 2014) of the Virtus Global Opportunities. Previously at Vontobel he served as a Managing Director (April 2013 to March 2016); Executive Director (April 2012 to April 2013); Director (July 2009 to April 2012); Vice President (2007 to 2009); Assistant Vice President (2005 to 2007); and Senior Research Analyst (2002 to 2005). Mr. Benkendorf joined Vontobel in 1999 as a Portfolio Administrator.
Ramiz Chelat.   Mr. Chelat is an Executive Director and Portfolio Manager of Vontobel. He serves as Deputy Portfolio Manager of Virtus Global Opportunities (since June 2016). Mr. Chelat also serves as deputy portfolio manager of the Vontobel Global Equity Strategy (since June 2016). Mr. Chelat joined Vontobel in 2007 as a senior research analyst and continues to maintain his research responsibilities, with a primary focus on the consumer discretionary, consumer staples and information technology sectors. He began his financial career in 1997.
Daniel Kranson, CFA.   Mr. Kranson is an Executive Director and Portfolio Manager of Vontobel. He serves as Portfolio Manager of the Virtus Vontobel Greater European Opportunities Fund (since March 2016) and Deputy Portfolio Manager of Virtus Foreign Opportunities. Mr. Kranson previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (March 2013 through 2014) of the Virtus Vontobel Greater European Opportunities Fund. Mr. Kranson joined Vontobel in 2007 as a senior research analyst with a primary focus on consumer staples, energy, health care, and materials stocks. Previously, he was at Scout Capital Management (from 2006 to 2007) and on the sell-side at Sanford C. Bernstein & Co. (from 1999 to 2006).
David Souccar.   Mr. Souccar is an Executive Director and Portfolio Manager at Vontobel. He serves as Deputy Portfolio Manager of Virtus Foreign Opportunities (since June 2016). Mr. Souccar also serves as deputy portfolio manager of the Vontobel International Equity Strategy (since

June 2016). Mr. Souccar joined Vontobel in 2007 as a senior research analyst and continues to maintain his research responsibilities, with a focus on the energy, industrials and utilities sectors. He began his financial career in 1996.
Jin Zhang, CFA.   Mr. Zhang is an Executive Director and Portfolio Manager (since June 2016) of Vontobel. He serves as Deputy Portfolio Manager of Virtus Emerging Markets (since June 2016). Mr. Zhang also serves as deputy portfolio manager of the Vontobel Emerging Markets Equity Strategy (since June 2016). Mr. Zhang joined Vontobel in 2005 as a senior research analyst and continues to maintain his research responsibilities, with a focus on the consumer staples and financial sectors. He began his financial career in 1995.
Please refer to the Virtus Funds’ Statement of Additional Information for additional information about the Virtus Funds’ portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the Virtus Funds.
Advisory Fees
For its management and supervision of the daily business affairs of the Virtus Funds, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of each Virtus Fund’s net assets at the following annual rates:
Virtus Emerging Markets
First $1 billion	1.00%
Over $1 billion	0.95%
Virtus Foreign Opportunities
First $2 billion	0.85%
Over $2 billion up to $4 billion	0.80%
Over $4 billion	0.75%
Virtus Global Opportunities
First $1 billion	0.85%
Over $1 billion up to $2 billion	0.80%
Over $2 billion	0.75%

The Adviser has also contractually agreed to limit the total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.98% for Class R6 Shares of Virtus Emerging Markets, 0.95% for Class R6 Shares of Virtus Foreign Opportunities and 0.90% for Class R6 Shares of Virtus Global Opportunities through March 31, 2021, effective as of January 28, 2019. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limit in effect at the time of the waiver or reimbursement or at the time of recoupment.
Subadvisory Fees
Under the terms of the Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to each Virtus Fund. The Virtus Funds do not pay a fee to the Subadviser. The Adviser pays the Subadviser a subadvisory fee at the rate of 50% of the net investment management fee for each Virtus Fund.
What will be the primary federal tax consequences of the Reorganizations?
Prior to or at the completion of a Reorganization, the applicable Vontobel Fund and the corresponding Virtus Fund will have received an opinion from the law firm of Sullivan & Worcester LLP that, for federal income tax purposes, the Reorganization contemplated by the Plan should qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.
For federal income tax purposes, no gain or loss should be recognized by the applicable Vontobel Fund or its shareholders as a result of receiving shares of the corresponding Virtus Fund in connection with the Reorganization. The holding period and aggregate tax basis of the shares of the corresponding Virtus Fund that are received by the shareholders of a Vontobel Fund should be the same as the holding period and aggregate tax basis of the shares of the applicable Vontobel Fund previously held by such shareholders, provided that such shares of the Vontobel Fund are held as capital assets. In addition, no gain or loss should be recognized by a Virtus Fund upon the receipt of the assets of the applicable Vontobel Fund in exchange for shares of the corresponding Virtus Fund and the assumption by the Virtus Fund of the applicable Vontobel Fund’s liabilities, and the holding period and tax basis of the assets of the applicable Vontobel Fund in the hands of the corresponding Virtus Fund as a result of a Reorganization should be the same as in the hands of the Vontobel Fund immediately prior to that Reorganization.

RISKS
Are the risk factors for the Funds similar?
Yes. The risk factors are similar due to the identical or substantially similar investment objectives and substantially similar investment strategies of each Vontobel Fund and the corresponding Virtus Fund. The risks of each Virtus Fund are described in greater detail in the Virtus Funds’ Prospectuses and Statement of Additional Information.
What are the primary risks of investing in each Fund?
An investment in each Fund is subject to certain risks. There is no assurance that investment performance of a Fund will be positive or that a Fund will meet its investment objectives. While the risks are described differently because the Funds are part of different fund complexes, the risk profiles are similar due to the identical or substantially similar investment objectives and substantially similar principal investment strategies of the Funds.
The following disclosure highlights the primary risks associated with investment in each of the Funds. Because the Vontobel Funds and the corresponding Virtus Funds are part of different fund complexes, there are some differences in the how the Funds’ risks are described.
Each of the Funds is subject to the following Principal Risks:
Vontobel Emerging Markets and Virtus Emerging Markets
Vontobel Emerging Markets	Virtus Emerging Markets
Currency Rate Risk
Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Fund’s holdings in foreign securities.
Depositary Receipts Risk
The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs, EDRs and GDRs Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Equity-Linked Instruments Risk
The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.
Emerging Market Investing Risk
The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.	Emerging Market Investing Risk
The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Vontobel Emerging Markets	Virtus Emerging Markets
Equity Securities Risk
The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.	Equity Securities Risk
The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
ETF Risk
Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.	Market Volatility Risk
The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.
Foreign Investing Risk
Foreign investing involves risks not typically associated with US investments, including adverse fluctuations in foreign currency values and adverse political, social and economic developments affecting a foreign country. Prices of foreign securities may be more volatile than those of their domestic counterparts.	Foreign Investing Risk
The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.
Geographic Concentration Risk
The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.	Geographic Concentration Risk
The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

Vontobel Emerging Markets	Virtus Emerging Markets
Preferred Stock Risk
The rights of holders of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.
REIT Risk
Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.
Small and Medium Market Capitalization Companies
Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.
Vontobel International Equity and Virtus Foreign Opportunities
Vontobel International Equity	Virtus Foreign Opportunities
Convertible Securities Risk
The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.
Currency Rate Risk
Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Fund’s holdings in foreign securities.
Equity-Linked Instruments Risk
The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

Vontobel International Equity	Virtus Foreign Opportunities
Depositary Receipts Risk
The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs, EDRs and GDRs Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Emerging Market Investing Risk
The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.	Emerging Market Investing Risk
The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
Equity Securities Risk
The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.	Equity Securities Risk
The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
Foreign Investing Risk
Foreign investing involves risks not typically associated with US investments, including adverse fluctuations in foreign currency values and adverse political, social and economic developments affecting a foreign country. Prices of foreign securities may be more volatile than those of their domestic counterparts.	Foreign Investing Risk
The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.
Geographic Concentration Risk
The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.
Large Cap Company Risk The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to

Vontobel International Equity	Virtus Foreign Opportunities
competitive challenges, such as changes in technology and consumer tastes.
Market Volatility Risk
The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.	Market Volatility Risk
The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.
Preferred Stock Risk
The rights of holders of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.
REIT Risk
Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.
Small-Cap and Mid-Cap Company Risk
The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Vontobel Global Equity and Virtus Global Opportunities
Vontobel Global Equity	Virtus Global Opportunities
Convertible Securities Risk
The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Equity-Linked Instruments Risk
The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

Currency Rate Risk Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Fund’s holdings in foreign securities.
Depositary Receipts Risk
The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs, EDRs and GDRs Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Emerging Market Investing Risk
The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.	Emerging Market Investing Risk
The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
Equity Securities Risk
The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.	Equity Securities Risk
The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
Foreign Investing Risk
Foreign investing involves risks not typically associated with US investments, including adverse fluctuations in foreign currency values and adverse political, social and economic developments affecting a foreign country. Prices of foreign securities may be more volatile than those of their domestic counterparts.	Foreign Investing Risk
The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

Vontobel Global Equity	Virtus Global Opportunities
Geographic Concentration Risk
The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.
Large Cap Company Risk
The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
Market Volatility Risk
The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary ormay last for extended periods.	Market Volatility Risk
The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary ormay last for extended periods.
Preferred Stock Risk
The rights of holders of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.
REIT Risk
Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

Small-Cap and Mid-Cap Company Risk The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or

Vontobel Global Equity	Virtus Global Opportunities
economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.
Please refer to each Fund’s Prospectus and Statement of Additional Information for more information on risks.

INFORMATION ABOUT THE REORGANIZATIONS
At a meeting held on December 12, 2018, all of the Trustees of the Selling Trust on behalf of the Vontobel Funds, including the Disinterested Trustees, considered and approved the Reorganizations as set forth in the Plan. They determined that each Reorganization was in the best interests of shareholders of the applicable Vontobel Fund, and that the interests of existing shareholders of each Vontobel Fund will not be diluted as a result of the transactions contemplated by the applicable Reorganization.
Before approving the Plan, the Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganizations. The Trustees noted that the investment objective of each Vontobel Fund is identical or substantially similar to, and the investment strategies of each Vontobel Fund are substantially similar to, those of the corresponding Virtus Fund. They further noted that the performance of the Vontobel Funds and the Virtus Funds for the one- and three-year and year-to-date periods ended September 30, 2018 were not materially different. In addition, they noted that while the Virtus Funds have higher investment management fees, they also have lower gross annual operating expenses than the Vontobel Funds, and that VIA, as investment adviser to the Virtus Funds, will contractually agree to limit total operating expenses to the level of Vontobel’s contractual expense limits for the Vontobel Funds. Following the contractual period, VIA may discontinue these expense reimbursement arrangements at any time.
The Trustees considered the relative asset size of each Fund, including the benefits of each Vontobel Fund joining with a larger combined entity. As of September 30, 2018, each Vontobel Fund’s assets were significantly less than those of the corresponding Virtus Fund.
In addition, the Trustees considered, among other things:
•
the terms and conditions of each Reorganization;

•
the fact that the Reorganizations would not result in the dilution of shareholders’ interests;

•
the fact that Vontobel or one of its affiliates will bear the expenses incurred in connection with the Reorganizations, and that no portion of these expenses will be borne directly or indirectly by the Vontobel Funds, the Virtus Funds or their shareholders;

•
the benefits to shareholders, including from operating efficiencies, which may be achieved from combining the Funds;

•
the fact that total fund operating expenses for the Virtus Funds will be subject to a contractual expense limitation agreement with VIA through March 31, 2021. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limit in effect at the time of the waiver or reimbursement or at the time of recoupment;

•
the fact that each Virtus Fund will assume all of the liabilities of the corresponding Vontobel Fund;

•
the fact that each Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•
the alternatives available to shareholders of the Vontobel Funds, including the ability to redeem their shares.

During their consideration of the Reorganizations, the Trustees of the Selling Trust consulted with counsel to the Disinterested Trustees, as appropriate.
After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Selling Trust concluded that each of the proposed Reorganizations would be in the best interests of the applicable Vontobel Fund and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of the respective Vontobel Funds for approval.
The Trustees of the Acquiring Trust have also approved the Plan on behalf of each Virtus Fund, after concluding that each of the proposed Reorganizations would be in the best interests of the applicable Virtus Fund and its shareholders.
Agreement and Plan of Reorganization
The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).
The Plan provides that all of the assets of a Vontobel Fund will be acquired by the corresponding Virtus Fund in exchange for Class R6 shares of that Virtus Fund and the assumption by that Virtus Fund of all of the liabilities of the Vontobel Fund on or about March 22, 2019, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, each Vontobel Fund will endeavor to discharge all of its known liabilities and obligations. Each Vontobel Fund will prepare an unaudited statement of its assets and liabilities as of the Closing Date.
At or prior to the Closing Date, each Vontobel Fund will declare and pay a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.
The number of full and fractional Class R6 shares of a Virtus Fund to be received by the shareholders of the corresponding Vontobel Fund will be determined by dividing the net assets of the Vontobel Fund by the net asset value per share of the Class R6 shares of the corresponding Virtus Fund. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.
The Northern Trust Company, the administrator and fund accounting agent for the Vontobel Funds, will compute the value of the net assets of each Vontobel Fund using the Selling Trust’s valuation procedures. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of the Vontobel Funds, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management. BNY Mellon Investment Servicing (US) Inc., the accounting agent for the Virtus Funds, will compute the net asset value per share of each class of the Virtus Funds using the Acquiring Trust’s valuation procedures. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of the Virtus Funds, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.
Immediately after the transfer of its assets to the corresponding Virtus Fund, each Vontobel Fund will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of the corresponding Virtus Fund received by that Vontobel Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the applicable Vontobel Fund’s shareholders on the share records of the corresponding Virtus Fund or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of a Virtus Fund due to the corresponding Vontobel Fund’s shareholders. All issued and outstanding shares of the Vontobel Fund will be canceled. The shares of a Virtus Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, each Vontobel Fund will be terminated as a series of the Selling Trust.
The consummation of each Reorganization is subject to the conditions set forth in the Plan, including approval, as applicable, by each Vontobel Fund’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of a Vontobel Fund’s shareholders, the Plan may be terminated, as applicable, (a) by the mutual agreement of a Vontobel Fund and the corresponding Virtus Fund; (b) by either party if the applicable Reorganization has not occurred on or before September 30, 2019, unless such date is extended by mutual agreement of the applicable Vontobel Fund and the corresponding Virtus Fund; or (c) by either party if the other party materially breaches its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan.
If a Reorganization is not consummated, Vontobel or one of its affiliates will pay the expenses incurred by the applicable Vontobel Fund and the corresponding Virtus Fund in connection with the Reorganization (including the cost of any proxy soliciting agent). In such event, no portion of the expenses will be borne directly or indirectly by the Vontobel Funds, the Virtus Funds or their shareholders.
If a Vontobel Fund’s shareholders do not approve the applicable Reorganization, the Trustees of the Selling Trust will consider other possible courses of action in the best interests of the Vontobel Fund and its shareholders.
Federal Income Tax Consequences
Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of a Reorganization, each Vontobel Fund and the corresponding Virtus Fund will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, for federal income tax purposes and based upon certain facts, assumptions, and representations, the Reorganization should qualify as a tax-free reorganization described in section 368(a) of the Code, and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

As a result:
1.
No gain or loss should be recognized by a Virtus Fund upon the receipt of the assets of the corresponding Vontobel Fund solely in exchange for the shares of the Virtus Fund and the assumption by that Virtus Fund of the liabilities of the Vontobel Fund;

2.
No gain or loss should be recognized by a Vontobel Fund on the transfer of its assets to the corresponding Virtus Fund in exchange for such Virtus Fund’s shares and the assumption by that Virtus Fund of the liabilities of the Vontobel Fund or upon the distribution of the Virtus Fund’s shares to the Vontobel Fund’s shareholders in exchange for their shares of the Vontobel Fund;

3.
No gain or loss should be recognized by a Vontobel Fund’s shareholders upon the exchange of their shares of the Vontobel Fund for shares of the corresponding Virtus Fund in liquidation of the Vontobel Fund;

4.
The aggregate tax basis of the shares of a Virtus Fund received by each shareholder of the corresponding Vontobel Fund pursuant to a Reorganization should be the same as the aggregate tax basis of the shares of the Vontobel Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of the Virtus Fund received by each shareholder of the Vontobel Fund should include the period during which the shares of the Vontobel Fund exchanged therefor were held by such shareholder (provided that the shares of the Vontobel Fund are held as capital assets on the date of the Reorganization); and

5.
The tax basis of the assets of a Vontobel Fund acquired by the corresponding Virtus Fund should be the same as the tax basis of such assets to the Vontobel Fund immediately prior to a Reorganization, and the holding period of such assets in the hands of the Virtus Fund should include the period during which the assets were held by the Vontobel Fund.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, the applicable Vontobel Fund would recognize gain or loss on the transfer of its assets to the corresponding Virtus Fund and each shareholder of the applicable Vontobel Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Vontobel Fund shares and the fair market value of the shares of the corresponding Virtus Fund it received.
A Virtus Fund’s utilization after a Reorganization of any pre-Reorganizationlosses realized by the corresponding Vontobel Fund to offset income or gain realized by the Virtus Fund could be subject to limitation. Vontobel Emerging Markets has short-term capital loss carryovers of approximately $70,807,543, and long-term capital loss carryovers of approximately $71,311,298. Shareholders of the Vontobel Funds should consult their tax advisers regarding the effect of the applicable Reorganization in light of their individual circumstances.
Pro Forma Capitalization
The following tables set forth the capitalization of each Vontobel Fund and the corresponding Virtus Fund as of September 30, 2018, and the capitalization of the corresponding Virtus Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

Vontobel Emerging Markets and Virtus Emerging Markets
The pro forma data reflects an exchange ratio of approximately 0.925 Class I shares of Vontobel Emerging Markets for each Class R6 share of Virtus Emerging Markets.
Capitalization of Vontobel Emerging Markets, Virtus Emerging Markets and
Virtus Emerging Markets (Pro Forma)
	Vontobel Emerging Markets	Virtus Emerging Markets	Adjustments	Virtus Emerging Markets (Pro Forma) After Reorganization
Net Assets (in 000s)
Class I	$23,098		$(23,098)
Class R6		$125,809	$23,098	$148,907
Total Net Assets	$23,098	$125,809		$148,907
Net Asset Value Per Share
Class I	$10.01
Class R6		$10.82		$10.82
Shares Outstanding (in 000s)
Class I	2,307		(2,307)(a)
Class R6		11,631	2,136(a)	13,767
Total Shares Outstanding	2,307	11,631	(171)(a)	13,767

(a)
Reflects a reduction in shares outstanding due to a decrease in the number of Class R6 shares of Virtus Emerging Markets exchanged for Class I shares of Vontobel Emerging Markets due to the higher net asset value of Virtus Emerging Markets’ Class R6 shares at September 30, 2018.

Vontobel International Equity and Virtus Foreign Opportunities
The pro forma data reflects an exchange ratio of approximately 0.357 Class I shares of Vontobel International Equity for each Class R6 share of Virtus Foreign Opportunities.
Capitalization of Vontobel International Equity, Virtus Foreign Opportunities and Virtus Foreign Opportunities (Pro Forma)
	Vontobel International Equity	Virtus Foreign Opportunities	Adjustments	Virtus Foreign Opportunities (Pro Forma) After Reorganization
Net Assets (in 000s)
Class I	34,619		$(34,619)
Class R6		33,573	$34,619	$68,192
Total Net Assets	34,619	33,573		$68,192
Net Asset Value Per Share
Class I	$12.41
Class R6		$34.72		$34.72
Shares Outstanding (in 000s)
Class I	2,790		(2,790)(a)
Class R6		967	997(a)	1,964
Total Shares Outstanding	2,790	967	(1,793)(a)	1,964

(a)
Reflects a reduction in shares outstanding due to a decrease in the number of Class R6 shares of Virtus Foreign Opportunities exchanged for Class I shares of Vontobel International Equity due to the higher net asset value of Virtus Foreign Opportunities’ Class R6 shares at September 30, 2018.

Vontobel Global Equity and Virtus Global Opportunities
The pro forma data reflects an exchange ratio of approximately 0.824 Class I shares of Vontobel Global Equity for each Class R6 share of Virtus Global Opportunities.
Capitalization of Vontobel Global Equity, Virtus Global Opportunities and
Virtus Global Opportunities (Pro Forma)
	Vontobel Global Equity	Virtus Global Opportunities	Adjustments	Virtus Global Opportunities (Pro Forma) After Reorganization
Net Assets (in 000s)
Class I	$53,123		$(53,123)
Class R6		$425	$53,123	$53,548
Total Net Assets	$53,123	$425		$53,548
Net Asset Value Per Share
Class I	$14.04
Class R6		$17.03		$17.03
Shares Outstanding (in 000s)
Class I	3,784		(3,784)(a)
Class R6		25	3,120(a)	3,145
Total Shares Outstanding	3,784	25	(664)(a)	3,145

(a)
Reflects a reduction in shares outstanding due to a decrease in the number of Class R6 shares of Virtus Global Opportunities exchanged for Class I shares of Vontobel Global Equity due to the higher net asset value of Virtus Global Opportunities’ Class R6 shares at September 30, 2018.

The tables set forth above should not be relied upon to reflect the number of shares to be received in a Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganizations.

Distribution of Shares
Foreside Financial Services, LLC (“Foreside Financial Services”), an affiliate of Foreside Financial Group, LLC, is the distributor of the Vontobel Funds. Foreside Financial Services distributes the Vontobel Funds’ shares either directly or through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers. The Vontobel Funds issue Class I shares only, which have no distribution and service fees.
VP Distributors, LLC (“VP Distributors”), an affiliate of Virtus Investment Partners, Inc. and VIA, serves as the national distributor of the Virtus Funds’ shares. VP Distributors distributes the Virtus Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. The Virtus Funds are authorized to issue four classes of shares: Class A, Class C, Class I and Class R6. (The Virtus Funds have also registered Class T shares, which are not authorized to be issued and are not included here.) Each class of shares for the Virtus Funds has a separate distribution arrangement and bears its own distribution expenses, if any.
Class A shares may pay a sales charge at the time of purchase of up to 5.75% of the offering price. Purchases of  $1,000,000 or more of Class A Shares on which a finder’s fee has been paid may incur a 1.00% deferred sales charge if the shares are redeemed within 18 months of purchase. No front end sales charge is applied to purchases of  $1,000,000 or more. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. Class A Shares are also subject to an ongoing distribution and/or services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A shares.
Class C shares are sold without a front-end sales charge and are subject to a 1.00% contingent deferred sales charge (“CDSC”) if such shares are redeemed within one year of purchase. Class C shares are also subject to an ongoing distribution and/or services fee at an aggregate annual rate of up to 1.00% of the applicable Virtus Fund’s aggregate average daily net assets attributable to Class C shares.
Effective January 1, 2019, with certain exceptions, Class C Shares, and any reinvested dividends and other distributions paid on such shares, will automatically convert to Class A Shares after 10 years. However, for investors invested in Class C Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to ensure that the investor is credited with the proper holding period for the shares redeemed. The automatic conversion of Class C Shares to Class A Shares shall not apply to shares held through intermediaries or recordkeepers that do not track the length of time that a participant has held such shares or that are not otherwise able to operationally support the automatic conversion feature.
In addition, certain Class C Shares may be exchangeable in advance of the 10 year anniversary. If you hold your shares through a financial intermediary or recordkeeper, please contact your financial intermediary or recordkeeper for additional information. Class C Shares that have been held directly with the fund, and not through a financial intermediary, for fewer than 10 years may be exchanged for Class A Shares at the fund’s or transfer agent’s discretion if  (i) the Class C Shares are not subject to a CDSC, and (ii) a commission was not paid on the sale of such Class C Shares.
All conversions and exchanges from Class C Shares to Class A Shares will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. Automatic conversions of Class C shares to Class A shares will generally be processed monthly on or about the 10th day of the month, although for investors invested in Class C Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to determine the timing of the conversions. As of the date of this Prospectus/Information Statement, conversions and exchanges from Class C Shares to Class A Shares of the same fund are not expected to be considered taxable events for Federal income tax purposes. Shareholders should consult their tax advisors regarding their own tax considerations.
Class I shares are offered primarily to clients of financial institutions and intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the Adviser, the Subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 Shares are available only to funds advised or subadvised by Virtus affiliates, employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in

Section 401(k), 403(b) and 457 of the Internal Revenue Code, where the employer, administrator, sponsor or related person has entered into an agreement with the fund’s Transfer Agent to make Class R6 Shares available to plan participants where plan level or omnibus accounts are held on the books of the fund. Class R6 Shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries are not eligible to hold Class R6 Shares outside of their respective plan or intermediary platform. Vontobel Fund shareholders who receive Class R6 shares of a Virtus Fund in connection with the Reorganizations may hold Class R6 shares and purchase additional Class R6 shares without any restrictions. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.
In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class C, Class I and Class R6 shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectuses and Statement of Additional Information relating to the Virtus Funds.
Purchase and Redemption Procedures
Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy/Purchase Shares” in the Funds’ Prospectuses. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any applicable CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the Funds’ Prospectuses. The Virtus Funds may involuntarily redeem shareholders’ accounts that have a balance below $200 as a result of redemption activity, subject to written notice within sixty days. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges
The Funds currently offer shareholders exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Virtus Mutual Funds or Vontobel Funds, as applicable. Class C shares of the Virtus Funds are also exchangeable for Class C1 shares of those Virtus Mutual Funds offering them.
On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.
Dividend Policy
Each Vontobel Fund distributes net investment income on an annual basis, while each Virtus Fund distributes net investment income semiannually. The Funds distribute net realized capital gains, if any, at least annually.
All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.
Each Fund has qualified, and each Virtus Fund intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS
Form of Organization
Each Vontobel Fund is a series of the Selling Trust, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Delaware statutory trust. Each Virtus Fund is a series of the Acquiring Trust, a diversified open-end management investment company registered with the SEC under the 1940 Act that is also organized as a Delaware statutory trust. The Selling Trust and the Acquiring Trust are governed by their respective Agreement and Declaration of Trust and By-Laws, Board of Trustees, Delaware law, and federal law. Each of the Selling Trust and the Acquiring Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of each Trust consist of the Funds and other mutual funds of various asset classes.
Capitalization
The beneficial interests in the Selling Trust and the Acquiring Trust are represented by an unlimited number of transferable shares of beneficial interest of one or more series, with no par value. The Declaration of Trust of each Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.
Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.
Shareholder Liability
Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that either Trust or a shareholder of either Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Declaration of Trust of each Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of a Trust. Accordingly, the risk of a shareholder of either Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trusts’ business, and the nature of their assets, the risk of personal liability to a shareholder of a Trust is remote.
Shareholder Meetings and Voting Rights
The Selling Trust, on behalf of the Vontobel Funds, and the Acquiring Trust, on behalf of the Virtus Funds, are not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of either Trust. In addition, each Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither the Selling Trust nor the Acquiring Trust currently intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of either Trust.
Except when a larger quorum is required by applicable law or the applicable governing documents, both the Selling Trust and the Acquiring Trust require 33 1∕3% of the shares entitled to vote to constitute a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).
A Trustee of either Trust may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.
Under the Declaration of Trust of the Selling Trust, each shareholder is entitled to one vote for each share owned by such shareholder and each fractional share is entitled to a proportionate fractional vote. Under the Declaration of Trust of the Acquiring Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Declaration of Trust of each Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.
Under certain circumstances, the Trustees of each Trust may also terminate the Trust, as the case may be, a series, or a class of shares, upon written notice to the shareholders.
Liquidation
In the event of the liquidation of the Selling Trust or the Acquiring Trust, a Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.
Liability and Indemnification of Trustees
Under the Declaration of Trust of each Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and By-Laws of each of the Selling Trust and the Acquiring Trust, each Trustee of the Selling Trust or the Acquiring Trust, as the case may be, is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Selling Trust or the Acquiring Trust, as the case may be, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to the Selling Trust or the Acquiring Trust, as the case may be, or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. The Selling Trust and the Acquiring Trust may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay the Selling Trust or the Acquiring Trust, as the case may be, if his or her conduct is later determined to preclude indemnification and certain other conditions are met.
The foregoing is only a summary of certain characteristics of the operations of the Agreement and Declaration of Trust and By-Laws of each of the Selling Trust and the Acquiring Trust, and Delaware and federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Agreements and Declarations of Trust, By-Laws and Delaware and federal law, as applicable law, directly for more complete information.

INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS
This Prospectus/Proxy Statement is being sent to shareholders of the Vontobel Funds in connection with a solicitation of proxies by the Trustees of the Selling Trust, to be used at the Special Meeting of Shareholders (the “Meeting”) to be held at 9:00 a.m. Central Time, March 11, 2019, at the offices of The Northern Trust Company at 50 South LaSalle Street, Chicago, Illinois 60603, and any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Vontobel Funds on or about January 24, 2019.
The Board of Trustees of the Selling Trust has fixed the close of business on January 11, 2019 as the record date (the “Record Date”) for determining the shareholders of the Vontobel Funds entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which voting instructions may be given, with respect to the Meeting or any adjournment thereof.
In voting for the Plan, each shareholder is entitled to one vote for each share owned by such shareholder and each fractional share is entitled to a proportionate fractional vote.
Proxies may be revoked by mailing a notice of revocation to the Secretary of the Selling Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, by executing a superseding proxy by telephone or through the Internet or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.
If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote through the Internet or by telephone, or attend in person. Guidelines on voting by mail, by telephone, through the Internet or in person at the Meeting appear on the enclosed proxy card.
If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named thereon will vote the interests represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the Plan and FOR any other matters deemed appropriate.
Shareholders in each Vontobel Fund will vote separately on Proposals 1, 2 and 3. Thirty-three and one-third percent (33 1∕3%) of the outstanding voting shares of each Vontobel Fund must be present in person or by proxy to constitute a quorum for the Meeting. Approval of the Plan by the applicable Vontobel Fund will require approval of the shares as mandated under the 1940 Act, which is the lesser of: 67% or more of the votes present at the meeting if the holders of more than 50% of the outstanding votes are present; or, more than 50% of the outstanding voting securities.
The inspectors of election will treat abstentions and “broker non-votes” (i.e., shares held by brokers or nominees, typically in “street name”, as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) of shares represented at the Meeting as present for purposes of determining a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. The NYSE considers the proposals to be voted upon at the Meeting to be non-routine matters that affect substantially a shareholders’ rights or privileges. Consequently, brokers holding shares of the Vontobel Funds on behalf of clients may not vote on Proposals 1, 2 and 3 absent instructions from the beneficial owners of the shares. As a result, these shares also will be treated as broker non-votes. Broker non-votes and abstentions will be considered present for purposes of determining the existence of a quorum and the number of shares of the Vontobel Funds represented at the Meeting, but will be treated as shares voted against the Plan.
In addition to the proxy solicitation by mail, representatives of the Selling Trust may solicit proxies by mail, telephone, facsimile, Internet or personal contact. Computershare, Inc. has been engaged to assist in the distribution and tabulation of proxies and to assist in the solicitation of proxies. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by Vontobel or its affiliates. The anticipated cost of this proxy solicitation is approximately $87,000.
If shareholders of a Vontobel Fund do not vote to approve the applicable Reorganization, the Trustees of the Selling Trust will consider other possible courses of action in the best interests of the Vontobel Fund shareholders. If sufficient votes to approve a Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.
A shareholder of a Vontobel Fund who objects to a proposed Reorganization as set forth in the Plan will not be entitled under either Delaware law or the Declaration of Trust of the Selling Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that each Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if a Reorganization is consummated, shareholders will be free to redeem the shares of the corresponding Virtus Fund that they receive in the transaction at their then-current net asset value. Shares of a Vontobel Fund may be redeemed at any time prior to the applicable Reorganization. Shareholders of the Vontobel Funds may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to a Reorganization or exchanging such shares in a Reorganization.
The Selling Trust does not hold annual shareholder meetings. If a Reorganization is not approved, shareholders of the applicable Vontobel Fund wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Selling Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Selling Trust in a reasonable period of time prior to that meeting.
The votes of the shareholders of the Virtus Funds are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.
Shareholder Information
The shareholders of each Vontobel Fund at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of the applicable Vontobel Fund owned as of the Record Date. As of the Record Date, the total number of shares of each Vontobel Fund outstanding was as follows:
Vontobel Fund	Number of Shares
Vontobel Emerging Markets – Class I	2,407,600.77
Vontobel International Equity – Class I	2,893,313.27
Vontobel Global Equity – Class I	3,888,201.29

As of the Record Date, the officers and Trustees of the Selling Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of any Vontobel Fund.
As of the Record Date, the officers and Trustees of the Acquiring Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of any Virtus Fund.
Control Persons and Principal Holders of Securities
As of the Record Date, the beneficial owners or record owners of more than 5% of the shares of each Vontobel Fund and each Virtus Fund were as follows:
Vontobel Emerging Markets
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
Charles Schwab & Co Inc. 101 Montgomery Street Special Custody Acct FBO Customers Attn: Mutual Funds San Francisco, CA 94104	I	337,177.260	14.00%	2.93%
Comerica Bank FBO Customer PO Box 75000 Mail Code 3446 Detroit, MI 48244	I	156,132.14	6.48%	1.36%
Comerica Bank FBO Customer PO Box 75000 Mail Code 3446 Detroit, MI 48244	I	326,331.030	13.55%	2.84%
TD Ameritrade Inc. FBO Our Customers PO Box 2226 Omaha, NE 68103	I	1,332,056.630	55.33%	11.59%
Vontobel Asset Management Inc.* 1540 Broadway 38th Floor New York, NY 10036	I	228,125.130	9.48%	1.98%

*
Beneficial owner with respect to multiple accounts.

Virtus Emerging Markets
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	R6	909,159.209	10.01%	7.91%
GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	R6	491,217.333	5.41%	4.27%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FL JACKSONVILLE FL 32246-6484	R6	1,383,665.269	15.23%	12.04%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	R6	1,875,954.340	20.65%	16.32%
VOYA INSTITUTIONAL TRUST COMPANY CUSTODIAN FOR CORE MARKET RETIREMENT PLANS 30 BRAINTREE HILL OFFICE PARK BRAINTREE MA 02184	R6	1,366,909.544	15.05%	11.89%

Vontobel International Equity
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
Charles Schwab & Co Inc Special Custody A/C 101 Montgomery St. FBO Customers Attn: Mutual Funds San Francisco, CA 94104	I	1,103,845.130	38.15%	29.77%
Mitra & Co FBO 61 BMO Global Asset Management Mutual Fund Dept. C/O BMO Harris Bank NA — Attn: MF BIN 010633 Milwaukee, WI 53224	I	390,126.960	13.48%	10.52%
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Fund Dept. 499 Washington Blvd 4th Floor Jersey City, NJ 07310	I	1,247,628.280	43.12%	33.64%

Virtus Foreign Opportunities
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FL JACKSONVILLE FL 32246-6484	R6	122,013.732	14.97%	3.29%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	R6	257,373.635	31.58%	6.94%
PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 007RATNER COMPANIES, L.C. 1577 SPRING HILL RD, SUITE 500 VIENNA VA 22182	R6	399,013.992	48.96%	10.76%
Vontobel Global Equity
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
Capinco C O US Bank NA Suite 302 1555 N. Rivercenter Drive Milwaukee, WI 53212	I	417,865.640	10.75%	10.67%
Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	I	573,323.130	14.75%	14.64%
Pershing LLC* P O Box 2052 Jersey City, NJ 07303-9998	I	1,628,285.220	41.88%	41.59%
Saxon & Co* PO Box 94597 Cleveland, OH	I	513,621.630	13.21%	13.12%

*
Beneficial owner with respect to multiple accounts.

Virtus Global Opportunities
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
ICMA RETIREMENT CORPORATION 777 NORTH CAPITOL STREET, NE WASHINGTON DC 20002	R6	21,401.536	78.66%	0.55%
VIRTUS PARTNERS INC ONE FINANCIAL PLAZA HARTFORD CT 06103	R6	5,807.201	21.34%	0.15%
PROXY DELIVERY
If you and another shareholder share the same address, the Selling Trust may only send one Prospectus/Proxy Statement unless you or the other shareholder(s) request otherwise. Call or write to the Selling Trust if you wish to receive a separate copy of the Prospectus/Proxy Statement, and the Selling Trust will promptly mail a copy to you. For such requests, call 866-252-5393 Monday through Friday, 8:30 a.m. to 7:00 p.m. Eastern time, or write to the Selling Trust at Vontobel Funds, c/o The Northern Trust Company, P.O. Box 4766, Chicago, IL 60608-4766.
Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to Be Held on March 11, 2019:
The notice of meeting, proxy statement and shareholder ballot is available at www.proxy-direct.com/von-30403
FINANCIAL STATEMENTS AND EXPERTS
The Annual Report of the Selling Trust relating to the Vontobel Funds, for the fiscal year ended September 30, 2018, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of Ernst & Young LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.
The Annual Report of the Acquiring Trust relating to the Virtus Funds, for the fiscal year ended September 30, 2018, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.
LEGAL MATTERS
Certain legal matters concerning the issuance of shares of the Virtus Funds will be passed upon by Kevin J. Carr, Esq., Senior Vice President, Chief Legal Officer, Counsel, and Secretary of the Acquiring Trust.
ADDITIONAL INFORMATION
Each of the Selling Trust and the Acquiring Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.
OTHER BUSINESS
The Trustees of the Selling Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.
THE TRUSTEES OF THE SELLING TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.
January 22, 2019

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [  ] day of  [           ], 2019, by and among Virtus Opportunities Trust (“VOT”), a Delaware statutory trust, on behalf of Virtus Vontobel [Foreign Opportunities][Global Opportunities][Emerging Markets Opportunities] Fund (the “Acquiring Fund”), a separate series of VOT; Advisers Investment Trust (“AIT”), a Delaware statutory trust, on behalf of Vontobel [International Equity][Global Equity][Global Emerging Markets] Institutional Fund (the “Acquired Fund”), a separate series of AIT; Vontobel Asset Management, Inc. (the “Sub-Adviser”), the investment sub-adviser to the Acquiring Fund (only for purposes of Sections 3.5 and 10.2 of this Agreement); and Virtus Investment Advisers, Inc. (only for purposes of Section 7.4 of this Agreement).
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
The Acquired Fund and the Acquiring Fund are separate series of AIT and VOT, respectively, which are open-end, registered investment companies of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.
The Board of Trustees of VOT, including a majority of the Trustees who are not “interested persons” of VOT, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders.
The Board of Trustees of AIT, including a majority of the Trustees who are not “interested persons” of AIT, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1.   TRANSACTION
1.1   Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined as of the time and date set forth in paragraph 2.1 and computed in the manner and as set forth in paragraphs 2.2 and 2.3; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).
1.2   The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).
1.3   The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, effective as of the Closing Date (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.
1.4   Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.
1.5   Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.
1.6   Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.
1.7   For the period beginning at the Closing Date and ending not less than six years thereafter, AIT shall maintain or cause to be maintained liability coverage reasonably acceptable to the Board of Trustees of AIT applicable to both the former and current trustees and officers of AIT for the period they served as such with respect to matters related to the Acquired Fund (the “Tail Insurance”). Upon the conditions that Sub-Adviser has paid any applicable premiums and deductible of the Tail Insurance and that the following undertaking does not negatively impact AIT’s ability to collect under the Tail Insurance or negatively impact the issuer of the Tail Insurance’s obligation to pay under the Tail Insurance, AIT agrees that it will seek satisfaction of any indemnification obligations from any Tail Insurance.
2.   VALUATION
2.1   The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange on the Closing Date (such time and date being hereinafter called the “Valuation Date”) after the declaration and payment of any dividends and/or other distributions, less the Acquired Fund’s liabilities, using the valuation procedures established by AIT’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

2.2   The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by VOT’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.
2.3   The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.
2.4   The Northern Trust Company shall make all computations of value with respect to the Acquired Fund in its capacity as administrator for AIT.
2.5   Virtus Fund Services, LLC (“VFS”) shall make all computations of value, in its capacity as administrator for VOT.
3.   CLOSING AND CLOSING DATE
3.1   The Closing Date shall be [        ][  ], 2019, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Valuation Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of VIA or at such other time and/or place as the parties may agree.
3.2   AIT shall direct The Northern Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.
3.3   AIT shall direct The Northern Trust Company in its capacity as transfer agent for AIT (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund, a certificate confirming the opening of accounts in the names of Acquired Fund shareholders on the Acquiring Fund’s share transfer books and a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3.4   In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.
3.5   Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred. Notwithstanding the foregoing, any other transfer taxes payable upon the issuance of the Acquiring Fund Shares shall be paid by the Sub-Adviser.
3.6   The parties intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of AIT, the Acquired Fund, VOT or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Sullivan & Worcester, LLP to render the tax opinion contemplated in this Agreement.
4.   REPRESENTATIONS AND WARRANTIES
4.1   AIT, on behalf of the Acquired Fund, represents and warrants as follows:
(a) The Acquired Fund is duly organized as a series of AIT, which is a Delaware trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under AIT’s Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;
(b) AIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in Section 5.2 of this Agreement;
(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, AIT, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, VOT, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;
(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of AIT’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which AIT, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which AIT, on behalf of the Acquired Fund, is a party or by which it is bound;
(g) Except for conversion fees that may be payable to the Acquired Fund’s Transfer Agent and Custodian in connection with the Reorganization or as otherwise disclosed in writing to and accepted by the Acquiring Fund, all material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VOT, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against AIT, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. AIT, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(i) The audited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at [        ][  ], 2018 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied (“Audited Financial Statements”), and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(j) Since [        ] [  ], 2018, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;
(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;
(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under

Delaware law, it is theoretically possible that shareholders of the Acquired Fund could under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;
(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of AIT, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of AIT on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and
(o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.
4.2   VOT, on behalf of the Acquiring Fund, represents and warrants as follows:
(a) The Acquiring Fund is duly organized as a series of VOT, which is a Delaware trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under VOT’s Trust Instrument to own all of its assets and to carry on its business as it is now being conducted;
(b) VOT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VOT’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which VOT, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VOT, on behalf of the Acquiring Fund, is a party or by which it is bound;
(f) Except as otherwise disclosed in writing to and accepted by AIT, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VOT, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. VOT, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;
(g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h) The Audited Financial Statements of the Acquiring Fund at [        ] [  ], 2018 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;
(i) Since [        ] [  ], 2018, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;
(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;
(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;
(m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of VOT, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of VOT, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);
(o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and
(p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
5.   COVENANTS OF AIT ON BEHALF OF THE ACQUIRED FUND
5.1   The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions.
5.2   AIT will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3   The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.4   The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares.
5.5   Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.6   As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.
5.7   The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
5.8   AIT, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by VOT, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VOT, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) AIT’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) AIT’s, on behalf of the Acquired Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.
6.   COVENANTS OF VOT ON BEHALF OF THE ACQUIRING FUND
6.1   The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.
6.2   Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
6.3   The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4   The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
6.5   The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
The obligations of AIT, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at AIT’s election, to the performance by VOT, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
7.1   All representations and warranties of VOT, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2   VOT, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VOT, on behalf of the Acquiring Fund on or before the Closing Date;
7.3   The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request;
7.4   VOT agrees that for a period of three (3) years after the Closing Date it will maintain the composition of its Board of Trustees so that at least 75% of the board members are not “interested persons” (as that term is defined in the 1940 Act) of Virtus Investment Advisers, Inc., the Sub-Adviser or any of their affiliates; and Virtus Investment Adviser, Inc. agrees that for a period of two (2) years after the Closing Date, it will not increase the expense cap applicable to the Acquired Fund in place immediately after the Closing or seek to increase the Acquired Fund’s contractual advisory fee; and
7.5   The Acquired Fund shall have received on the Closing Date an opinion from Sullivan & Worcester, LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund substantially to the effect that:
(a) VOT was formed as a statutory trust and is existing under the laws of the State of Delaware and, as far as counsel’s knowledge, has the power as a business trust under its Declaration of Trust to carry on its business as an open-end investment company. The Acquiring Fund has been established as a separate series of VOT under the Declaration of Trust.
(b) VOT is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.
(c) Assuming that the consideration of not less than net asset value has been paid, the Acquiring Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.
(d) Each of the Registration Statement and Post-Effective Amendment is effective and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.
(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of VOT’s Declaration of Trust or Bylaws.
(f) This Agreement has been duly authorized, executed and delivered by VOT on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by AIT, on behalf of the Acquired Fund, is a valid and binding obligation of VOT on behalf of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.
In rendering its opinion, Sullivan & Worcester, LLP may rely on local state counsel. Such opinion shall be based on customary assumptions and such representations as Sullivan & Worcester, LLP and local counsel may reasonably request of the Funds, and the Acquired Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.
8.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
The obligations of VOT, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at VOT’s election, to the performance by AIT, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:
8.1   All representations and warranties of AIT, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
8.2   AIT shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of AIT;
8.3.   AIT, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by AIT, on behalf of the Acquired Fund, on or before the Closing Date;
8.4   The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed;

8.5   The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request; and
8.6   The Acquiring Fund shall have received on the Closing Date an opinion from Thompson Hine LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund substantially to the effect that:
(a) AIT was formed as a statutory trust and is existing under the laws of the State of Delaware and, as far as counsel’s knowledge, has the power as a business trust under its Declaration of Trust to carry on its business as an open-end investment company. The Acquired Fund has been established as a separate series of AIT under the Declaration of Trust.
(b) AIT is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.
(c) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquired Fund of the transactions contemplated herein, except as have been obtained.
(d) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of AIT’s Declaration of Trust, as amended (assuming approval of Acquired Fund shareholders has been obtained) or its Bylaws.
(e) This Agreement has been duly authorized, executed and delivered by AIT on behalf of the Acquired Fund and, assuming due authorization, execution and delivery of this Agreement by the VOT on behalf of the Acquiring Fund, is a valid and binding obligation of AIT on behalf of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

In rendering its opinion, Thompson Hine LLP may rely on local state counsel. Such opinion shall be based on customary assumptions and such representations as Thompson Hine LLP and local counsel may reasonably request of the Funds, and the Acquired Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.
9.   FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
9.1   This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, as necessary, in accordance with the provisions of AIT’s Trust Instrument, applicable Delaware law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund, may waive the conditions set forth in this paragraph 9.1;
9.2   On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
9.3   All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by each Trust, on behalf of both the Acquiring Fund and the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
9.4   The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5   The parties shall have received the opinion of Sullivan & Worcester, LLP (“Special Tax Counsel”), addressed to each Trust substantially to the effect that, based upon certain facts, assumptions, and representations:
(a) The transfer of all of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and assumption by the Acquiring Fund of the liabilities of the Acquired Fund followed by the distribution of said Acquiring Fund Shares pro rata to the Acquired Fund Shareholders in liquidation of the Acquired Fund should constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Acquired Fund should each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code.
(b) No gain or loss should be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.
(c) No gain or loss should be recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, except for (A) gain or loss that may be recognized on the transfer of  “Section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code; and no gain or loss will be recognized by the Acquired Fund upon the distribution of such Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares.
(d) No gain or loss should be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for Acquiring Fund Shares in liquidation of the Acquired Fund.
(e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization should be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder should include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder( provided the Acquired Fund shares were held as a capital asset on the date of the Reorganization.
(f) The tax basis in the hands of the Acquiring Fund of each asset acquired by the Acquiring Fund in the Reorganization should be the same as the tax basis of such asset in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer.
(g) The holding period of each asset acquired by the Acquiring Fund in the Reorganization, other than an asset with respect to which gain or loss is required to be recognized by reason of the Reorganization, should include in each instance the period during which such asset was held by the Acquired Fund (except where the investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to such asset).
(h) The Acquiring Fund should succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code. The Acquiring Fund should take any such items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and regulations thereunder.
No opinion will be expressed as to (1) the effect of the Reorganization on (A) the taxable year of any Acquired Fund shareholder, or (B) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.
Such opinion shall be based on customary assumptions and such representations as tax counsel may reasonably request of the Funds, and the Acquired Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, VOT or AIT may not waive the condition set forth in this paragraph 9.5.
10.   BROKERAGE FEES AND EXPENSES
10.1   AIT, on behalf of the Acquired Fund and VOT on behalf of the Acquiring Fund, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
10.2   The Acquired Fund and Acquiring Fund will pay no expenses associated with their participation in the Reorganization. The Sub-Adviser will pay all expenses incurred by the Acquiring Fund and the Acquired Fund in connection with this Agreement and the transactions contemplated hereby whether or not the Reorganization is consummated (the “Reorganization Expenses”). The Reorganization Expenses shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees incurred by the Acquired Fund and Acquiring Fund, accounting fees, solicitation costs; expenses associated with special meetings of the Boards of Trustees of VOT and AIT in connection with the Reorganization; and other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees). Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.
11.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
11.1   VOT on behalf of the Acquiring Fund and AIT on behalf of the Acquired Fund have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.
11.2   The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.   TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before September 30, 2019 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.   WAIVER
The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of each of their Board of Trustees, may waive any condition to their respective obligations hereunder, except the conditions set forth in paragraphs 9.1 and 9.5.
14.   AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of each Trust; provided, however, that following the meeting of the shareholders, if necessary, of the Acquired Fund called by AIT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.
15.   NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the receiving party in care of Virtus Fund Services, LLC, One Financial Plaza, Hartford, CT 06103, Attn: Counsel for the Acquiring Fund and [    ] for the Acquired Fund.
16.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
16.1   The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
16.2   This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
16.3   This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
16.4   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
16.5   It is expressly agreed that the obligations of the respective parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of each such party personally, but shall bind only the property of the respective party, as provided in each Trust Instrument. The execution and delivery by such officers of the respective parties shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each such party as provided in each Trust Instrument.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer all as of the date first written above.
VIRTUS OPPORTUNITIES TRUST, on behalf of its series Virtus Vontobel [Foreign Opportunities][Global Opportunities][Emerging Markets Opportunities] Fund
By:

Name:
Title:
ADVISERS INVESTMENT TRUST, on behalf of its series Vontobel [International Equity][Global Equity][Global Emerging Markets] Institutional Fund
By:

Name:
Title:
VONTOBEL ASSET MANAGEMENT, INC., with respect to Paragraphs 3.5 and 10.2 only
By:

Name:
Title:
VIRTUS INVESTMENT ADVISERS, INC., with respect to Paragraph 7.4 only
By:

Name:
Title:

Exhibit B
Investment Restrictions and Limitations
The description of the material investment restrictions and limitations of the Virtus Funds are somewhat different from those of the Vontobel Funds because each Virtus Fund’s investment limitations are designed to align, where appropriate, to those applicable to other funds in the Acquiring Trust, and each Vontobel Fund’s investment limitations are designed to align, where appropriate, to those applicable to the other Vontobel Funds in the Selling Trust. The Vontobel Funds and the Virtus Funds are all subject to fundamental limits under the 1940 Act, but any material differences in the Funds’ fundamental restrictions are described in the table below.
Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund’s assets or purchases and redemptions of Fund shares will not be considered a violation of the limitation.
A fundamental limitation cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares are present or represented. A non-fundamental limitation may be changed by the Board without shareholder approval.
All of the investment policies noted in the table below are fundamental limitations, which cannot be changed by the Board without affirmative shareholder approval as described above.
The Vontobel Funds’ investment limitations are set forth in the Statement of Additional Information of the Selling Trust relating to the Vontobel Funds, dated January 28, 2018, and the Virtus Funds’ investment limitations set forth in the SAI of the Acquiring Trust relating to the Virtus Funds, dated January 29, 2018.

Fundamental Investment Policies
Vontobel Emerging Markets and Virtus Emerging Markets
Policy	Vontobel Emerging Markets	Virtus Emerging Markets	Difference
Borrowing Money	The Fund may not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of 300% for all borrowings and reverse repurchase commitments of the Fund.	The Fund may not borrow money, except (i) in amounts not to exceed one-third of the value of the Fund’s total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.	No material difference
Industry Concentration	The Fund may not invest more than 25% of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the US government, its agencies and instrumentalities or repurchase agreements with respect thereto.	The Fund may not purchase securities if, after giving effect to the purchase, more than 25% of its respective total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities).	No material difference

Policy	Vontobel Emerging Markets	Virtus Emerging Markets	Difference
Underwriting Activities	The Fund may not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.	The Fund may not underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.	No material difference
Making Loans	The Fund may not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of the Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.	The Fund may not make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in money market instruments or repurchase agreements, (c) participating in an interfund lending program among Funds having a common investment adviser or distributor to the extent permitted by applicable law or (d) lending its portfolio securities. The Fund will not lend securities having a value in excess of 33 1∕3% of its assets, including collateral received for loaned securities (valued at the time of any loan).	Restriction does not apply to interfund lending program for Virtus Fund, while Vontobel Fund does not participate in such a program.
Real Estate	The Fund may not purchase or sell real estate. This limitation is not applicable to investments in marketable securities	The Fund may not purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use,	No material difference

Policy	Vontobel Emerging Markets	Virtus Emerging Markets	Difference
	that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).	(ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.
Commodities	The Fund may not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.	The Fund may not purchase or sell commodities or commodity contracts, except that it may enter into (a) futures, options, and options on futures, (b) forward contracts, and (c) other financial transactions not requiring the delivery of physical commodities.	No material difference
Issuance of Senior Securities	The Fund may not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by	The Fund may not issue “senior securities” in contravention of the 1940 Act. Activities permitted by exemptive orders or staff interpretations of the SEC shall not be deemed to be prohibited by this restriction.	No material difference

Policy	Vontobel Emerging Markets	Virtus Emerging Markets	Difference
the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.
Vontobel International Equity and Virtus Foreign Opportunities
Policy	Vontobel International Equity	Virtus Foreign Opportunities	Difference
Borrowing Money	The Fund may not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of 300% for all borrowings and reverse repurchase commitments of the Fund.	The Fund may not borrow money, except (i) in amounts not to exceed one-third of the value of the Fund’s total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.	No material difference
Industry Concentration	The Fund may not invest more than 25% of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the US	The Fund may not purchase securities if, after giving effect to the purchase, more than 25% of its respective total assets would be invested in the securities of one or more issuers	No material difference

Policy	Vontobel International Equity	Virtus Foreign Opportunities	Difference
	government, its agencies and instrumentalities or repurchase agreements with respect thereto.	conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities).
Underwriting Activities	The Fund may not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.	The Fund may not underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.	No material difference
Making Loans	The Fund may not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of the Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.	The Fund may not lend securities or make any other loans if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, except that the Fund may purchase debt securities, may enter into repurchase agreements and may acquire loans, loan participations and assignments (both funded and unfunded) and other forms of debt instruments.	No material difference
Real Estate	The Fund may not purchase or sell real estate. This limitation is not applicable to	The Fund may not purchase or sell real estate, except that the Fund may (i) acquire	No material difference

Policy	Vontobel International Equity	Virtus Foreign Opportunities	Difference
	investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).	or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

Policy	Vontobel International Equity	Virtus Foreign Opportunities	Difference
Commodities	The Fund may not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.	The Fund may not purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).	No material difference
Issuance of Senior Securities	The Fund may not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.	The Fund may not issue “senior securities” in contravention of the 1940 Act. Activities permitted by exemptive orders or staff interpretations of the SEC shall not be deemed to be prohibited by this restriction.	No material difference
Diversification	None.	The Fund may not with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase	The Vontobel Fund has not adopted a specific policy, but is subject to the diversification

Policy	Vontobel International Equity	Virtus Foreign Opportunities	Difference
		agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.	requirements in Section 5(b)(1) of the Investment Company Act of 1940, which is substantially similar to the diversification policy adopted by the Virtus Fund.
Vontobel Global Equity and Virtus Global Opportunities
Policy	Vontobel Global Equity	Virtus Global Opportunities	Difference
Borrowing Money	The Fund may not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has asset	The Fund may not borrow money, except (i) in amounts not to exceed one-third of the value of the Fund’s total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term	No material difference

Policy	Vontobel Global Equity	Virtus Global Opportunities	Difference
	coverage of 300% for all borrowings and reverse repurchase commitments of the Fund.	credits extended in connection with trade clearance and settlement, shall not constitute borrowing.
Industry Concentration	The Fund may not invest more than 25% of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the US government, its agencies and instrumentalities or repurchase agreements with respect thereto.	The Fund may not purchase securities if, after giving effect to the purchase, more than 25% of its respective total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities).	No material difference
Underwriting Activities	The Fund may not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.	The Fund may not underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.	No material difference
Making Loans	The Fund may not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of the Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered	The Fund may not lend securities or make any other loans if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, except that the Fund may purchase debt securities, may enter into repurchase agreements and may acquire loans, loan participations and	No material difference

Policy	Vontobel Global Equity	Virtus Global Opportunities	Difference
	debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.	assignments (both funded and unfunded) and other forms of debt instruments.
Real Estate	The Fund may not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).	The Fund may not purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.	No material difference
Commodities	The Fund may not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant	The Fund may not purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical	No material difference

Policy	Vontobel Global Equity	Virtus Global Opportunities	Difference
	portion of their assets in commodities.	commodities).
Issuance of Senior Securities	The Fund may not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.	The Fund may not issue “senior securities” in contravention of the 1940 Act. Activities permitted by exemptive orders or staff interpretations of the SEC shall not be deemed to be prohibited by this restriction.	No material difference
Diversification	None.	The Fund may not with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.	The Vontobel Fund has not adopted a specific policy, but is subject to the diversification requirements in Section 5(b)(1) of the Investment Company Act of 1940, which is substantially similar to the diversification policy adopted by the Virtus Fund.

The following interpretations apply only to the Vontobel Funds.
With respect to the percentages adopted by the Selling Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the policy relating to borrowing money set forth above.
Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Selling Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said provisions, the Selling Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said provisions above as of the date of consummation.
The following interpretations only apply to the Virtus Funds.
Except with respect to the investment restriction relating to borrowing money set forth above, if any percentage restriction described above for a Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction. With respect to the investment restriction relating to borrowing money, in the event that asset coverage for all borrowings shall at any time fall below 300 per centum, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum.
Each Vontobel Fund and Virtus Fund has the following non-fundamental policies, which may be changed by the Board of Trustees of the Selling Trust and the Acquiring Trust, respectively, without shareholder approval:
Non-Fundamental Investment Policies
Vontobel Emerging Markets and Virtus Emerging Markets
Policy	Vontobel Emerging Markets	Virtus Emerging Markets	Difference
Pledging	The Fund may not mortgage,	None.	The Virtus Fund has not adopted a

Policy	Vontobel Emerging Markets	Virtus Emerging Markets	Difference
	pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with the Borrowing Money policy described above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.		specific policy, but is subject to the requirements of the Investment Company Act of 1940, which are similar to the policy adopted by the Vontobel Fund.
Borrowing	The Fund may not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.	None.	The Virtus Fund has not adopted a specific policy, but is subject to the borrowing limitations under the Investment Company Act of 1940, as well as the Borrowing Money policy described above.
Diversification	None.	The Fund may not with respect to 75% of its total assets, (1) invest more than 5% of its	The Vontobel Fund has not adopted a specific policy, but is subject to the diversification

Policy	Vontobel Emerging Markets	Virtus Emerging Markets	Difference
		assets (valued at the time of investment) in securities of any one issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies; or (2) acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and	requirements in Section 5(b)(1) of the Investment Company Act of 1940, which is substantially similar to the diversification policy adopted by the Virtus Fund.

Policy	Vontobel Emerging Markets	Virtus Emerging Markets	Difference
substantially similar investment policies.
Margin Securities	The Fund may not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.	The Fund may not purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions) or participate in a joint or on a joint or several basis in any trading account in securities.	No material difference
Illiquid Securities	The Fund may not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.	The Fund may not invest more than 15% of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days.	Restriction applies to repurchase agreements maturing in more than seven days for the Virtus Fund, but not explicitly for the Vontobel Fund.
Short Sales	None.	The Fund may not make short sales of securities unless (a) the Fund owns at least an equal amount of such securities, or owns securities that are	The Vontobel Fund has not adopted a specific policy, but is subject to the restrictions on short sales in Section 12(a)(3) of the Investment Company Act of

Policy	Vontobel Emerging Markets	Virtus Emerging Markets	Difference
		convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities or (b) the securities sold are “when issued” or “when distributed” securities that the Fund expects to receive in a recapitalization, reorganization or other exchange for securities that it contemporaneously owns or has the right to obtain and provided that transactions in options, futures and options on futures are not treated as short sales.	1940, which is similar to the policy on restrictions on short sales adopted by the Virtus Fund.
Vontobel International Equity and Virtus Foreign Opportunities
Policy	Vontobel International Equity	Virtus Foreign Opportunities	Difference
Short Sales	None.	The Fund may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore (“short sales against the box”). In addition, the Fund may engage in “naked” short sales, which	The Vontobel Fund has not adopted a specific policy, but is subject to the restrictions on short sales in Section 12(a)(3) of the Investment Company Act of 1940, which is similar to the policy on restrictions on short sales adopted by the Virtus Fund.

Policy	Vontobel International Equity	Virtus Foreign Opportunities	Difference
involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund’s naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.
Pledging	The Fund may not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with the Borrowing Money policy described above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for	The Fund may not mortgage or pledge any securities owned or held by it in amounts that exceed, in the aggregate, 15% of the Fund’s NAV, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.	The Virtus Fund may engage in these activities subject to a limit of 15% of its NAV, while the Vontobel Fund is subject to a complete restriction on these activities.

Policy	Vontobel International Equity	Virtus Foreign Opportunities	Difference
purposes of this limitation.
Borrowing	The Fund may not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.	None.	The Virtus Fund has not adopted a specific policy, but is subject to the borrowing limitations under the Investment Company Act of 1940, as well as the Borrowing Money policy described above.
Margin Securities	The Fund may not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.	The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.	No material difference
Control	None.	The Fund may not invest in companies for the purpose of exercising control of management.	The Vontobel Fund has not adopted a specific policy, but is subject to the requirements of the Investment Company Act of 1940, which are similar to the policy adopted by the Virtus Fund.

Policy	Vontobel International Equity	Virtus Foreign Opportunities	Difference
Illiquid Securities	The Fund may not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.	The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund’s investment adviser or subadviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act (“Rule 144A”), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to	Restriction applies to repurchase agreements maturing in more than seven days for the Virtus Fund, but not explicitly for the Vontobel Fund.

Policy	Vontobel International Equity	Virtus Foreign Opportunities	Difference
the foregoing limitation. The factors that may be considered when determining liquidity are described under “Illiquid Securities” in the “Investment Strategies and Related Risks” section of the Fund’s SAI.
Vontobel Global Equity and Virtus Global Opportunities
Policy	Vontobel Global Equity	Virtus Global Opportunities	Difference
Pledging	The Fund may not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with the Borrowing Money policy described above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.	None.	The Virtus Fund has not adopted a specific policy, but is subject to the requirements of the Investment Company Act of 1940, which are similar to the policy adopted by the Vontobel Fund.
Borrowing	The Fund may not purchase any security while	None.	The Virtus Fund has not adopted a specific policy, but is

Policy	Vontobel Global Equity	Virtus Global Opportunities	Difference
	borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.		subject to the borrowing limitations under the Investment Company Act of 1940, as well as the Borrowing Money policy described above.
Margin Securities	The Fund may not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.	None.	The Virtus Fund has not adopted a specific policy, but is subject to the requirements on purchases on margin in Section 12(a)(1) of the Investment Company Act of 1940, which is substantially similar to the policy on purchases on margin adopted by the Vontobel Fund.
Illiquid Securities	The Fund may not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.	None.	The Virtus Fund has not adopted a specific policy, but is subject to the liquidity requirements in Rule 22(b)(1)(iv) under the Investment Company Act of 1940, which is substantially similar to the liquidity policy adopted by the Vontobel Fund.

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

VONTOBEL GLOBAL EMERGING MARKETS EQUITY
INSTITUTIONAL FUND
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND
VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

each a series of

ADVISERS INVESTMENT TRUST
50 South LaSalle Street
Chicago, Illinois 60603
1-866-252-5393

By and In Exchange For Shares of

VIRTUS VONTOBEL EMERGING MARKETS
OPPORTUNITIES FUND
VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND
VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND

each a series of

VIRTUS OPPORTUNITIES TRUST
c/o VP Distributors, LLC
101 Munson Street
Greenfield, Massachusetts 01301
800-243-1574
This Statement of Additional Information, dated January 22, 2019, relating specifically to the proposed transfer of the assets and liabilities of Vontobel Global Emerging Markets Equity Institutional Fund (“Vontobel Emerging Markets”), Vontobel International Equity Institutional Fund (“Vontobel International Equity”) and Vontobel Global Equity Institutional Fund (“Vontobel Global Equity”) (together, the “Vontobel Funds”), each a series of Advisers Investment Trust (the “Selling Trust”), to Virtus Vontobel Emerging Markets Opportunities Fund (“Virtus Emerging Markets”), Virtus Vontobel Foreign Opportunities Fund (“Virtus Foreign Opportunities”), and Virtus Vontobel Global Opportunities Fund (“Virtus Global Opportunities”) (together, the “Virtus Funds”), respectively, each a corresponding series of Virtus Opportunities Trust (the “Acquiring Trust”), in exchange for Class R6 shares of beneficial interest, no par value, of the

Virtus Funds (to be issued to holders of shares of the corresponding Vontobel Funds), consists of the information set forth below pertaining to the Vontobel Funds and the Virtus Funds and the following described documents, each of which is incorporated by reference herein:
(1)
The Statement of Additional Information of the Selling Trust relating to Vontobel Emerging Markets, Vontobel International Equity and Vontobel Global Equity, dated January 28, 2018, as supplemented;

(2)
The Statement of Additional Information of the Acquiring Trust relating to Virtus Emerging Markets, Virtus Foreign Opportunities, and Virtus Global Opportunities, dated January 29, 2018, as supplemented;

(3)
Annual Report of the Selling Trust relating to Vontobel Emerging Markets, Vontobel International Equity and Vontobel Global Equity for the year ended September 30, 2018;

(4)
Annual Report of the Acquiring Trust relating to Virtus Emerging Markets, Virtus Foreign Opportunities, and Virtus Global Opportunities for the year ended September 30, 2018; and

(5)
Pro Forma Financial Information related to Virtus Global Opportunities, dated as of September 30, 2018 (attached hereto).

(The assets of Vontobel Emerging Markets and Vontobel International Equity consist of less than ten percent (10%) of the current assets of Virtus Emerging Markets and Virtus Foreign Opportunities, respectively, so pro forma financial information for those transactions are not required to be provided.)
This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Combined Prospectus/Proxy Statement of the Vontobel Funds and the Virtus Funds dated January 22, 2019. A copy of the Combined Prospectus/Proxy Statement may be obtained without charge by calling or writing to the Acquiring Trust at the telephone number or address set forth above.
Pro Forma Financial Information for the Period Ending September 30, 2018
Combination of Vontobel Global Equity Institutional Fund into Virtus Global Opportunities Fund (in thousands)
The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Report of Advisers Investment Trust with respect to Vontobel Global Equity Institutional Fund (“Vontobel Global Equity”) dated September 30, 2018, and the audited Annual Report of Virtus Opportunities Trust with respect to Virtus Global Opportunities Fund (“Virtus Global Opportunities” and together with Vontobel Global Equity, the “Funds”) dated September 30, 2018, which are on file with the SEC and are available at no charge.
The unaudited pro forma information set forth below for the period September 30, 2018 is intended to present ratios and supplemental data as if the reorganization of Vontobel Global Equity into Virtus Global Opportunities (the “Reorganization”) had taken place on September 30, 2018. The Reorganization is intended to allow shareholders of Vontobel Global Equity onto own a fund that is similar in style and with a greater amount of combined assets after the Reorganization.
Vontobel Asset Management, Inc. (“Vontobel”) serves as the investment adviser for the Vontobel Global Equity, while Virtus Investment Advisers, Inc. serves as the investment adviser and Vontobel serves as the investment subadviser for Virtus Global Opportunities. The Funds have a different distributor, administrator, transfer agent, and custodian. Each of such service providers have entered into agreements with the Funds which govern the provision of services to the Funds.
As of September 30, 2018, the net assets of Vontobel Global Equity were $53.1 million and of Virtus Global Opportunities were $217.6 million. The net assets of the combined fund as of September 30, 2018 would have been $270.7 million. Virtus Global Opportunities’ net asset value per share after the Reorganization assumes the increase of shares of Virtus Global Opportunities at September 30, 2018 in connection with the proposed Reorganization. The amount of increased shares was calculated based on the net assets (in 000s), as of September 30, 2018, of Vontobel Global Equity of $53,123 for Class I and the net assets of Virtus Global Opportunities of $425 for Class R6. Shares of Virtus Global Opportunities (in 000s) were increased by 3,120 for Class R6, in exchange for Class I of Vontobel Global Equity.
Vontobel Global Equity’s gross annual operating expenses as of September 30, 2018 were 1.43% for Class I. Virtus Global Opportunities’ gross annual operating expenses were 1.11% for Class R6. As a result of the Reorganization, Virtus Global Opportunities’ expenses are expected to decrease to 1.10% for Class R6 on a pro forma basis. Effective as of January 28, 2019, the Adviser has contractually agreed to limit total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any)

of Virtus Global Opportunities so that expenses do not exceed, on an annualized basis, 0.90% for Class R6 through March 31, 2021. The costs of the Reorganization will be borne by Vontobel.
No significant accounting policies will change as a result of the proposed Reorganization, specifically, policies regarding valuation and Subchapter M compliance. The accounting survivor in the proposed Reorganization will be Virtus Global Opportunities.
The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan should, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Code, and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.